UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2023 to October 31, 2024

EXPLANATORY NOTE
The Registrant is filing this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. This initial submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The two companion submissions (the “first companion submission” and the “second companion submission”) to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submissions will be identical in all material respects to this initial submission, including with respect to Items 6 and 7, which cover all of the Registrant’s reports submitted with this submission, the first companion submission and the second companion submission.

Item 1. Reports to Stockholders

Conservative Strategy Fund

Class A

RCLAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Conservative Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$56	0.52%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	9,426	10,000	10,000
2015	9,436	10,167	10,196
2016	9,811	10,682	10,641
2017	10,298	10,870	10,737
2018	10,107	10,658	10,517
2019	10,862	11,869	11,727
2020	10,945	12,576	12,453
2021	11,935	12,636	12,393
2022	9,931	10,641	10,450
2023	10,116	10,768	10,487
2024	11,569	11,974	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	7.74%	0.08%	1.47%
Class A - no sales charge	14.37%	1.27%	2.07%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$71,960
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$141
Portfolio Turnover Rate	6%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	72.2%
Domestic Equities	11.9%
Multi-Asset	8.0%
International Equities	6.0%
Alternative	2.0%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Conservative Strategy Fund

Class A

Annual Shareholder Report

RCLAX

October 31, 2024

Conservative Strategy Fund

Class C

RCLCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Conservative Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$136	1.27%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,936	10,167	10,196
2016	10,255	10,682	10,641
2017	10,678	10,870	10,737
2018	10,405	10,658	10,517
2019	11,100	11,869	11,727
2020	11,100	12,576	12,453
2021	12,016	12,636	12,393
2022	9,934	10,641	10,450
2023	10,042	10,768	10,487
2024	11,400	11,974	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	13.52%	0.53%	1.32%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$71,960
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$141
Portfolio Turnover Rate	6%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	72.2%
Domestic Equities	11.9%
Multi-Asset	8.0%
International Equities	6.0%
Alternative	2.0%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Conservative Strategy Fund

Class C

Annual Shareholder Report

RCLCX

October 31, 2024

Conservative Strategy Fund

Class R1

RCLRX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Conservative Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$21	0.20%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R1	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	10,050	10,167	10,196
2016	10,487	10,682	10,641
2017	11,046	10,870	10,737
2018	10,886	10,658	10,517
2019	11,742	11,869	11,727
2020	11,863	12,576	12,453
2021	12,973	12,636	12,393
2022	10,831	10,641	10,450
2023	11,062	10,768	10,487
2024	12,690	11,974	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R1	14.72%	1.56%	2.41%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$71,960
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$141
Portfolio Turnover Rate	6%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	72.2%
Domestic Equities	11.9%
Multi-Asset	8.0%
International Equities	6.0%
Alternative	2.0%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Conservative Strategy Fund

Class R1

Annual Shareholder Report

RCLRX

October 31, 2024

Conservative Strategy Fund

Class R4

RCLUX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Conservative Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R4	$49	0.46%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R4	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	10,023	10,167	10,196
2016	10,435	10,682	10,641
2017	10,956	10,870	10,737
2018	10,775	10,658	10,517
2019	11,587	11,869	11,727
2020	11,678	12,576	12,453
2021	12,747	12,636	12,393
2022	10,618	10,641	10,450
2023	10,808	10,768	10,487
2024	12,331	11,974	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R4	14.10%	1.25%	2.12%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$71,960
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$141
Portfolio Turnover Rate	6%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	72.2%
Domestic Equities	11.9%
Multi-Asset	8.0%
International Equities	6.0%
Alternative	2.0%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Conservative Strategy Fund

Class R4

Annual Shareholder Report

RCLUX

October 31, 2024

Conservative Strategy Fund

Class R5

RCLVX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Conservative Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$75	0.70%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R5	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,997	10,167	10,196
2016	10,385	10,682	10,641
2017	10,882	10,870	10,737
2018	10,669	10,658	10,517
2019	11,451	11,869	11,727
2020	11,512	12,576	12,453
2021	12,536	12,636	12,393
2022	10,415	10,641	10,450
2023	10,587	10,768	10,487
2024	12,086	11,974	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R5	14.16%	1.09%	1.91%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$71,960
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$141
Portfolio Turnover Rate	6%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	72.2%
Domestic Equities	11.9%
Multi-Asset	8.0%
International Equities	6.0%
Alternative	2.0%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Conservative Strategy Fund

Class R5

Annual Shareholder Report

RCLVX

October 31, 2024

Conservative Strategy Fund

Class S

RCLSX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Conservative Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$35	0.33%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	10,036	10,167	10,196
2016	10,458	10,682	10,641
2017	11,001	10,870	10,737
2018	10,819	10,658	10,517
2019	11,655	11,869	11,727
2020	11,766	12,576	12,453
2021	12,850	12,636	12,393
2022	10,719	10,641	10,450
2023	10,933	10,768	10,487
2024	12,531	11,974	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	14.61%	1.46%	2.28%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$71,960
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$141
Portfolio Turnover Rate	6%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	72.2%
Domestic Equities	11.9%
Multi-Asset	8.0%
International Equities	6.0%
Alternative	2.0%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.17% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Conservative Strategy Fund

Class S

Annual Shareholder Report

RCLSX

October 31, 2024

Moderate Strategy Fund

Class A

RMLAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Moderate Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$55	0.50%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	9,427	10,000	10,000
2015	9,423	10,167	10,196
2016	9,921	10,682	10,641
2017	10,763	10,870	10,737
2018	10,423	10,658	10,517
2019	11,288	11,869	11,727
2020	10,818	12,576	12,453
2021	12,678	12,636	12,393
2022	10,522	10,641	10,450
2023	10,872	10,768	10,487
2024	12,904	11,974	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	11.92%	1.51%	2.58%
Class A - no sales charge	18.69%	2.71%	3.19%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$131,586
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$252
Portfolio Turnover Rate	4%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	52.2%
International Equities	19.9%
Domestic Equities	17.0%
Multi-Asset	8.0%
Alternative	3.0%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Moderate Strategy Fund

Class A

Annual Shareholder Report

RMLAX

October 31, 2024

Moderate Strategy Fund

Class C

RMLCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Moderate Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$136	1.25%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,920	10,167	10,196
2016	10,369	10,682	10,641
2017	11,170	10,870	10,737
2018	10,726	10,658	10,517
2019	11,539	11,869	11,727
2020	10,978	12,576	12,453
2021	12,763	12,636	12,393
2022	10,518	10,641	10,450
2023	10,784	10,768	10,487
2024	12,698	11,974	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	17.75%	1.93%	2.42%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$131,586
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$252
Portfolio Turnover Rate	4%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	52.2%
International Equities	19.9%
Domestic Equities	17.0%
Multi-Asset	8.0%
Alternative	3.0%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Moderate Strategy Fund

Class C

Annual Shareholder Report

RMLCX

October 31, 2024

Moderate Strategy Fund

Class R1

RMLRX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Moderate Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$27	0.25%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R1	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	10,018	10,167	10,196
2016	10,579	10,682	10,641
2017	11,505	10,870	10,737
2018	11,164	10,658	10,517
2019	12,140	11,869	11,727
2020	11,660	12,576	12,453
2021	13,685	12,636	12,393
2022	11,399	10,641	10,450
2023	11,799	10,768	10,487
2024	14,042	11,974	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R1	19.01%	2.95%	3.45%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$131,586
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$252
Portfolio Turnover Rate	4%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	52.2%
International Equities	19.9%
Domestic Equities	17.0%
Multi-Asset	8.0%
Alternative	3.0%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Moderate Strategy Fund

Class R1

Annual Shareholder Report

RMLRX

October 31, 2024

Moderate Strategy Fund

Class R4

RMLUX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Moderate Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R4	$57	0.52%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R4	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,999	10,167	10,196
2016	10,526	10,682	10,641
2017	11,427	10,870	10,737
2018	11,066	10,658	10,517
2019	11,994	11,869	11,727
2020	11,485	12,576	12,453
2021	13,454	12,636	12,393
2022	11,169	10,641	10,450
2023	11,538	10,768	10,487
2024	13,648	11,974	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R4	18.29%	2.62%	3.16%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$131,586
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$252
Portfolio Turnover Rate	4%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	52.2%
International Equities	19.9%
Domestic Equities	17.0%
Multi-Asset	8.0%
Alternative	3.0%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Moderate Strategy Fund

Class R4

Annual Shareholder Report

RMLUX

October 31, 2024

Moderate Strategy Fund

Class R5

RMLVX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Moderate Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$82	0.75%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R5	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,973	10,167	10,196
2016	10,477	10,682	10,641
2017	11,338	10,870	10,737
2018	10,949	10,658	10,517
2019	11,844	11,869	11,727
2020	11,320	12,576	12,453
2021	13,224	12,636	12,393
2022	10,959	10,641	10,450
2023	11,285	10,768	10,487
2024	13,361	11,974	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R5	18.40%	2.44%	2.94%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$131,586
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$252
Portfolio Turnover Rate	4%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	52.2%
International Equities	19.9%
Domestic Equities	17.0%
Multi-Asset	8.0%
Alternative	3.0%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Moderate Strategy Fund

Class R5

Annual Shareholder Report

RMLVX

October 31, 2024

Moderate Strategy Fund

Class S

RMLSX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Moderate Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$36	0.33%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market), which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	10,016	10,167	10,196
2016	10,560	10,682	10,641
2017	11,478	10,870	10,737
2018	11,142	10,658	10,517
2019	12,090	11,869	11,727
2020	11,609	12,576	12,453
2021	13,615	12,636	12,393
2022	11,327	10,641	10,450
2023	11,716	10,768	10,487
2024	13,927	11,974	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	18.87%	2.87%	3.37%
Bloomberg U.S. Universal IndexFootnote Reference(a)	11.20%	0.18%	1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$131,586
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$252
Portfolio Turnover Rate	4%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	52.2%
International Equities	19.9%
Domestic Equities	17.0%
Multi-Asset	8.0%
Alternative	3.0%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as RIM believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Moderate Strategy Fund

Class S

Annual Shareholder Report

RMLSX

October 31, 2024

Balanced Strategy Fund

Class A

RBLAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Balanced Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$59	0.53%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 25% and 24%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	9,424	10,000	10,000
2015	9,395	9,997	10,196
2016	9,823	10,201	10,641
2017	11,007	12,568	10,737
2018	10,619	12,503	10,517
2019	11,530	14,078	11,727
2020	10,827	14,766	12,453
2021	13,786	20,270	12,393
2022	11,393	16,225	10,450
2023	11,986	17,929	10,487
2024	14,724	23,808	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	15.80%	3.77%	3.94%
Class A - no sales charge	22.84%	5.01%	4.56%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$642,113
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$1,206
Portfolio Turnover Rate	3%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	36.0%
Fixed Income	31.4%
Domestic Equities	20.1%
Multi-Asset	8.1%
Alternative	4.5%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Balanced Strategy Fund

Class A

Annual Shareholder Report

RBLAX

October 31, 2024

Balanced Strategy Fund

Class C

RBLCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Balanced Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$142	1.28%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 25% and 24%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,895	9,997	10,196
2016	10,271	10,201	10,641
2017	11,414	12,568	10,737
2018	10,928	12,503	10,517
2019	11,788	14,078	11,727
2020	10,977	14,766	12,453
2021	13,885	20,270	12,393
2022	11,382	16,225	10,450
2023	11,887	17,929	10,487
2024	14,497	23,808	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	21.95%	4.22%	3.78%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$642,113
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$1,206
Portfolio Turnover Rate	3%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	36.0%
Fixed Income	31.4%
Domestic Equities	20.1%
Multi-Asset	8.1%
Alternative	4.5%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Balanced Strategy Fund

Class C

Annual Shareholder Report

RBLCX

October 31, 2024

Balanced Strategy Fund

Class R1

RBLRX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Balanced Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$36	0.32%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 25% and 24%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R1	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	10,004	9,997	10,196
2016	10,474	10,201	10,641
2017	11,756	12,568	10,737
2018	11,365	12,503	10,517
2019	12,367	14,078	11,727
2020	11,639	14,766	12,453
2021	14,850	20,270	12,393
2022	12,294	16,225	10,450
2023	12,967	17,929	10,487
2024	15,968	23,808	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R1	23.15%	5.24%	4.79%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$642,113
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$1,206
Portfolio Turnover Rate	3%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	36.0%
Fixed Income	31.4%
Domestic Equities	20.1%
Multi-Asset	8.1%
Alternative	4.5%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Balanced Strategy Fund

Class R1

Annual Shareholder Report

RBLRX

October 31, 2024

Balanced Strategy Fund

Class R4

RBLUX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Balanced Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R4	$68	0.61%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 25% and 24%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R4	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,969	9,997	10,196
2016	10,414	10,201	10,641
2017	11,657	12,568	10,737
2018	11,244	12,503	10,517
2019	12,215	14,078	11,727
2020	11,455	14,766	12,453
2021	14,594	20,270	12,393
2022	12,040	16,225	10,450
2023	12,676	17,929	10,487
2024	15,498	23,808	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R4	22.27%	4.88%	4.48%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$642,113
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$1,206
Portfolio Turnover Rate	3%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	36.0%
Fixed Income	31.4%
Domestic Equities	20.1%
Multi-Asset	8.1%
Alternative	4.5%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Balanced Strategy Fund

Class R4

Annual Shareholder Report

RBLUX

October 31, 2024

Balanced Strategy Fund

Class R5

RBLVX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Balanced Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$91	0.82%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 25% and 24%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R5	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,952	9,997	10,196
2016	10,368	10,201	10,641
2017	11,578	12,568	10,737
2018	11,137	12,503	10,517
2019	12,068	14,078	11,727
2020	11,282	14,766	12,453
2021	14,335	20,270	12,393
2022	11,807	16,225	10,450
2023	12,393	17,929	10,487
2024	15,178	23,808	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R5	22.47%	4.69%	4.26%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$642,113
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$1,206
Portfolio Turnover Rate	3%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	36.0%
Fixed Income	31.4%
Domestic Equities	20.1%
Multi-Asset	8.1%
Alternative	4.5%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Balanced Strategy Fund

Class R5

Annual Shareholder Report

RBLVX

October 31, 2024

Balanced Strategy Fund

Class S

RBLSX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Balanced Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$42	0.38%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 25% and 24%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,987	9,997	10,196
2016	10,459	10,201	10,641
2017	11,726	12,568	10,737
2018	11,331	12,503	10,517
2019	12,327	14,078	11,727
2020	11,592	14,766	12,453
2021	14,787	20,270	12,393
2022	12,233	16,225	10,450
2023	12,898	17,929	10,487
2024	15,867	23,808	11,593

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	23.02%	5.18%	4.72%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$642,113
Total Number of Portfolio Holdings	13
Total Advisory Fees Paid (thousands)	$1,206
Portfolio Turnover Rate	3%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	36.0%
Fixed Income	31.4%
Domestic Equities	20.1%
Multi-Asset	8.1%
Alternative	4.5%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM") contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.12% on an annual basis. From March 1, 2024 until May 31, 2024, RIM  contractually agreed to waive 0.03% of its advisory fee. Effective June 1, 2024, RIM contractually agreed to waive 0.05% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Balanced Strategy Fund

Class S

Annual Shareholder Report

RBLSX

October 31, 2024

Growth Strategy Fund

Class A

RALAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Growth Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$65	0.57%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	9,425	10,000	10,000
2015	9,285	9,997	10,486
2016	9,610	10,201	10,933
2017	11,146	12,568	13,520
2018	10,832	12,503	14,464
2019	11,708	14,078	16,511
2020	10,926	14,766	18,305
2021	14,824	20,270	26,269
2022	12,225	16,225	21,967
2023	13,063	17,929	24,050
2024	16,535	23,808	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	19.27%	5.89%	5.16%
Class A - no sales charge	26.58%	7.15%	5.78%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$610,909
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$1,142
Portfolio Turnover Rate	3%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	41.0%
Domestic Equities	31.2%
Fixed Income	14.3%
Multi-Asset	8.1%
Alternative	5.5%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Growth Strategy Fund

Class A

Annual Shareholder Report

RALAX

October 31, 2024

Growth Strategy Fund

Class C

RALCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Growth Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$149	1.32%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,769	9,997	10,486
2016	10,041	10,201	10,933
2017	11,560	12,568	13,520
2018	11,149	12,503	14,464
2019	11,960	14,078	16,511
2020	11,083	14,766	18,305
2021	14,929	20,270	26,269
2022	12,209	16,225	21,967
2023	12,959	17,929	24,050
2024	16,262	23,808	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	25.49%	6.34%	4.98%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$610,909
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$1,142
Portfolio Turnover Rate	3%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	41.0%
Domestic Equities	31.2%
Fixed Income	14.3%
Multi-Asset	8.1%
Alternative	5.5%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Growth Strategy Fund

Class C

Annual Shareholder Report

RALCX

October 31, 2024

Growth Strategy Fund

Class R1

RALRX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Growth Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$31	0.27%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R1	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,885	9,997	10,486
2016	10,258	10,201	10,933
2017	11,932	12,568	13,520
2018	11,637	12,503	14,464
2019	12,615	14,078	16,511
2020	11,804	14,766	18,305
2021	16,066	20,270	26,269
2022	13,288	16,225	21,967
2023	14,247	17,929	24,050
2024	18,074	23,808	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R1	26.86%	7.46%	6.10%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$610,909
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$1,142
Portfolio Turnover Rate	3%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	41.0%
Domestic Equities	31.2%
Fixed Income	14.3%
Multi-Asset	8.1%
Alternative	5.5%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Growth Strategy Fund

Class R1

Annual Shareholder Report

RALRX

October 31, 2024

Growth Strategy Fund

Class R4

RALUX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Growth Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R4	$59	0.52%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R4	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,858	9,997	10,486
2016	10,207	10,201	10,933
2017	11,843	12,568	13,520
2018	11,516	12,503	14,464
2019	12,455	14,078	16,511
2020	11,633	14,766	18,305
2021	15,787	20,270	26,269
2022	13,028	16,225	21,967
2023	13,917	17,929	24,050
2024	17,552	23,808	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R4	26.12%	7.10%	5.79%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$610,909
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$1,142
Portfolio Turnover Rate	3%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	41.0%
Domestic Equities	31.2%
Fixed Income	14.3%
Multi-Asset	8.1%
Alternative	5.5%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Growth Strategy Fund

Class R4

Annual Shareholder Report

RALUX

October 31, 2024

Growth Strategy Fund

Class R5

RALVX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Growth Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$87	0.77%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R5	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,829	9,997	10,486
2016	10,160	10,201	10,933
2017	11,755	12,568	13,520
2018	11,407	12,503	14,464
2019	12,300	14,078	16,511
2020	11,457	14,766	18,305
2021	15,517	20,270	26,269
2022	12,769	16,225	21,967
2023	13,616	17,929	24,050
2024	17,200	23,808	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R5	26.32%	6.94%	5.57%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$610,909
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$1,142
Portfolio Turnover Rate	3%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	41.0%
Domestic Equities	31.2%
Fixed Income	14.3%
Multi-Asset	8.1%
Alternative	5.5%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Growth Strategy Fund

Class R5

Annual Shareholder Report

RALVX

October 31, 2024

Growth Strategy Fund

Class S

RALSX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Growth Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$36	0.32%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,877	9,997	10,486
2016	10,244	10,201	10,933
2017	11,914	12,568	13,520
2018	11,606	12,503	14,464
2019	12,580	14,078	16,511
2020	11,765	14,766	18,305
2021	16,012	20,270	26,269
2022	13,236	16,225	21,967
2023	14,176	17,929	24,050
2024	17,987	23,808	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	26.88%	7.41%	6.05%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$610,909
Total Number of Portfolio Holdings	12
Total Advisory Fees Paid (thousands)	$1,142
Portfolio Turnover Rate	3%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	41.0%
Domestic Equities	31.2%
Fixed Income	14.3%
Multi-Asset	8.1%
Alternative	5.5%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.099% on an annual basis. Effective March 1, 2024, RIM contractually agreed to waive 0.13% of its advisory fee.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Growth Strategy Fund

Class S

Annual Shareholder Report

RALSX

October 31, 2024

Equity Growth Strategy Fund

Class A

REAAX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Equity Growth Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$65	0.57%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	9,423	10,000	10,000
2015	9,253	9,997	10,486
2016	9,582	10,201	10,933
2017	11,410	12,568	13,520
2018	11,058	12,503	14,464
2019	11,970	14,078	16,511
2020	10,984	14,766	18,305
2021	15,288	20,270	26,269
2022	12,568	16,225	21,967
2023	13,515	17,929	24,050
2024	17,373	23,808	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	21.12%	6.47%	5.68%
Class A - no sales charge	28.55%	7.73%	6.31%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$309,060
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$559
Portfolio Turnover Rate	4%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	44.9%
Domestic Equities	36.3%
Multi-Asset	8.1%
Alternative	6.4%
Fixed Income	4.4%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Equity Growth Strategy Fund

Class A

Annual Shareholder Report

REAAX

October 31, 2024

Equity Growth Strategy Fund

Class C

RELCX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Equity Growth Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$150	1.32%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,749	9,997	10,486
2016	10,014	10,201	10,933
2017	11,840	12,568	13,520
2018	11,388	12,503	14,464
2019	12,245	14,078	16,511
2020	11,151	14,766	18,305
2021	15,391	20,270	26,269
2022	12,560	16,225	21,967
2023	13,406	17,929	24,050
2024	17,109	23,808	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	27.62%	6.92%	5.52%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$309,060
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$559
Portfolio Turnover Rate	4%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	44.9%
Domestic Equities	36.3%
Multi-Asset	8.1%
Alternative	6.4%
Fixed Income	4.4%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Equity Growth Strategy Fund

Class C

Annual Shareholder Report

RELCX

October 31, 2024

Equity Growth Strategy Fund

Class R1

RELRX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Equity Growth Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$27	0.24%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R1	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,855	9,997	10,486
2016	10,238	10,201	10,933
2017	12,236	12,568	13,520
2018	11,890	12,503	14,464
2019	12,913	14,078	16,511
2020	11,893	14,766	18,305
2021	16,597	20,270	26,269
2022	13,681	16,225	21,967
2023	14,774	17,929	24,050
2024	19,057	23,808	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R1	28.99%	8.09%	6.66%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$309,060
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$559
Portfolio Turnover Rate	4%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	44.9%
Domestic Equities	36.3%
Multi-Asset	8.1%
Alternative	6.4%
Fixed Income	4.4%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Equity Growth Strategy Fund

Class R1

Annual Shareholder Report

RELRX

October 31, 2024

Equity Growth Strategy Fund

Class R4

RELUX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Equity Growth Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R4	$58	0.51%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R4	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,834	9,997	10,486
2016	10,191	10,201	10,933
2017	12,141	12,568	13,520
2018	11,782	12,503	14,464
2019	12,767	14,078	16,511
2020	11,724	14,766	18,305
2021	16,319	20,270	26,269
2022	13,426	16,225	21,967
2023	14,458	17,929	24,050
2024	18,544	23,808	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R4	28.26%	7.75%	6.37%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$309,060
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$559
Portfolio Turnover Rate	4%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	44.9%
Domestic Equities	36.3%
Multi-Asset	8.1%
Alternative	6.4%
Fixed Income	4.4%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Equity Growth Strategy Fund

Class R4

Annual Shareholder Report

RELUX

October 31, 2024

Equity Growth Strategy Fund

Class R5

RELVX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Equity Growth Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$84	0.74%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R5	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,806	9,997	10,486
2016	10,139	10,201	10,933
2017	12,051	12,568	13,520
2018	11,657	12,503	14,464
2019	12,598	14,078	16,511
2020	11,542	14,766	18,305
2021	16,036	20,270	26,269
2022	13,153	16,225	21,967
2023	14,137	17,929	24,050
2024	18,131	23,808	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R5	28.25%	7.55%	6.13%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$309,060
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$559
Portfolio Turnover Rate	4%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	44.9%
Domestic Equities	36.3%
Multi-Asset	8.1%
Alternative	6.4%
Fixed Income	4.4%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Equity Growth Strategy Fund

Class R5

Annual Shareholder Report

RELVX

October 31, 2024

Equity Growth Strategy Fund

Class S

RELSX

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about Equity Growth Strategy Fund for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$37	0.32%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 38% return, with U.S. mid cap and small cap equities delivering gains of approximately 35% and 34%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of 25% and 23%, respectively. In fixed income markets, the Fed implemented a 50 basis point rate cut in September, coinciding with a decline in inflation. This environment favored longer-duration fixed income assets, which outperformed their shorter-duration counterparts. Credit spreads remained tight, reflecting the continued expectation of a soft landing in the U.S.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,846	9,997	10,486
2016	10,221	10,201	10,933
2017	12,205	12,568	13,520
2018	11,854	12,503	14,464
2019	12,864	14,078	16,511
2020	11,832	14,766	18,305
2021	16,499	20,270	26,269
2022	13,600	16,225	21,967
2023	14,672	17,929	24,050
2024	18,898	23,808	33,206

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	28.80%	8.00%	6.57%
MSCI ACWI Index (Net)Footnote Reference(a)	32.79%	11.08%	9.06%
Russell 1000® Index	38.07%	15.00%	12.75%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$309,060
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$559
Portfolio Turnover Rate	4%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	44.9%
Domestic Equities	36.3%
Multi-Asset	8.1%
Alternative	6.4%
Fixed Income	4.4%
Other	(0.1)%

Material Fund Changes

Effective March 1, 2024, the Fund’s annual contractual advisory fee, calculated as a percentage of the Fund’s average daily net assets, was changed from 0.20% to 0.17%.

Until February 29, 2024, Russell Investment Management, LLC ("RIM")  contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.09% on an annual basis. Effective March 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 0.13% on an annual basis.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at https://connect.rightprospectus.com/russellinvestmentsor upon a request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as RIM believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Equity Growth Strategy Fund

Class S

Annual Shareholder Report

RELSX

October 31, 2024

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).  There have been no amendments to, or waivers in connection with, the Code during the period covered by this Report.  The registrant has filed a copy of the Code as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2023    $1,312,997
2024    $1,404,849

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2023    $447, 591                                Tax Services performed in connection with the Audit
2024    $469,963                                 Tax Services performed in connection with the Audit

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2023    $436,495                                 Tax services
2024    $419,548                                 Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2023    $0
2024    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by registrant’s accountants:

Russell Investment Company
Russell Investments Funds
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 25, 2020

I.        Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor with: (1) RIC and RIF, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).1  The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.     Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

(a)        Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
       (b)        Results in the auditor acting as management or an employee of the audit client;
       (c)        Places the auditor in the position of auditing its own work; or
       (d)        Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.2  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.      Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.       Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.      Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.     Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.      All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

(a)         Bookkeeping or other services relating to the accounting records or financial statements of the Funds
(b)         Financial information system design and implementation
(c)         Appraisal or valuation services, fairness opinions or contribution-in-kind reports
(d)         Actuarial services
(e)         Internal audit outsourcing services
(f)          Management functions
(g)         Human resources services
(h)         Broker-dealer, investment adviser or investment banking services
(i)          Legal services unrelated to the audit
(j)          Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.      De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

      (a)           The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

      (b)          Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

       (c)            Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.       Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XI.       Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

Footnotes
1      Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
2      As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2023   $0
2024   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable, as the registrant has not been identified by the SEC as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) Not applicable, as the registrant is not a foreign issuer.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2024 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
LifePoints
®
Funds
OCTOBER 31, 2024
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 30 different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Basis for Approval of Investment Advisory Contracts (Form N-CSR Item 11) 66
Adviser and Service Providers ........................................................................... 77
Russell Investment Company
LifePoints
®
Funds
Annual Financial Statements and Other Information
October 31, 2024
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
We take your financial security seriously. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best route to achieving your desired outcomes. Your financial security—
that’s the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting the financial needs of investors like you.
The year of 2024 has been one that has delivered strong total returns, but also demanded constant focus, both in markets and investing, as volatility and uncertainty persisted.
For the fiscal one-year period ending October 31, 2024, U.S. equities returned approximately 38.02%, according to the
S&P 500 Index.* In comparison, over the same time period, developed non-U.S. equities, as measured by the MSCI
EAFE index, provided a return of 22.97%.* With strong market performance, inflation coming under control, and the
U.S. Federal Reserve (the Fed) starting to lower interest rates, 2024 further proves the importance of staying invested.
While it is vital to challenge prior thinking, we continue to emphasize that prioritizing a long-term investment plan over short-term market fluctuations is most consistently rewarded.
As we approach the end of another unprecedented year, we maintain our focus and look to position our funds for the period ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We believe the tactical opportunity set in equity regions, sectors, and styles is less likely to be rewarded in this environment. Across global equities, while value and momentum factors appear relatively cheap, they are accompanied by poor sentiment. We prefer to maintain a balanced exposure and allow stock selection to be the key driver.
Even with the market recently pushing rates higher, we believe that government bonds are fairly valued and offer more potential for gains than losses, should economic growth hit a road bump. We expect continued volatility in rates, which could create tactical opportunities, but the threshold is high.
Latest data suggests the U.S. economy is headed toward a soft landing rather than a recession. With the Fed rate cuts underway, markets are backing this view, creating risks for portfolios if a recession does materialize.
Improving financial security for people. For more than 85 years, that has been our primary purpose. We’ve been providing solutions to help investors like you reach those financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund. We value the trust you have placed in our firm—there’s nothing we work harder to earn. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Global Chief Investment Officer, Russell Investments
* Source: MarketWatch; fiscal one-year period is defined as 11/1/2023 – 10/31/2024. Indexes are unmanaged and cannot be invested in directly. The S&P 500
Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE (Europe,
Australasia, Far East) index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
4 Conservative Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 46,588 1,434
Domestic Equities - 11.9%
Multifactor U.S. Equity Fund Class Y 368,070 7,141
U.S. Small Cap Equity Fund Class Y 50,455 1,434
8,575
Fixed Income - 72.2%
Investment Grade Bond Fund Class Y 705,189 12,997
Long Duration Bond Fund Class Y 811,670 6,485
Opportunistic Credit Fund Class Y 167,495 1,444
Short Duration Bond Fund Class Y 383,701 7,221
Strategic Bond Fund Class Y 2,629,189 23,820
51,967
International Equities - 6.0%
Emerging Markets Fund Class Y 84,732 1,429
Global Equity Fund Class Y 134,901 1,430
Multifactor International Equity Fund Class Y 134,000 1,436
4,295
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 586,558 5,766
Total Investments in Affiliated Funds
(cost $68,092) 72,037
Total Investments - 100.1%
(identified cost $68,092) 72,037
Other Assets and Liabilities, Net - (0.1)%
(77)
Net Assets - 100.0%
71,960

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 5
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 68,092
Investments, at fair value(>) ........................................................................................................................................................
72,037
Receivables:
Investments sold ............................................................................................................................................................... 352
Fund shares sold ............................................................................................................................................................... 21
From affiliates .................................................................................................................................................................. 10
Total assets ...............................................................................................................................................................
72,420
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 372
Accrued fees to affiliates .................................................................................................................................................. 44
Other accrued expenses .................................................................................................................................................... 44
Total liabilities ...........................................................................................................................................................
460
Net Assets ...............................................................................................................................................................
$ 71,960

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Conservative Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (4,34 2 )
Shares of beneficial interest .........................................................................................................................................................
82
Additional paid-in capital ............................................................................................................................................................
76,22 0
Net Assets ...............................................................................................................................................................
$ 71,960
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.83
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.37
Class A — Net assets ........................................................................................................................................................... $ 34,865,610
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 3,947,831
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.56
Class C — Net assets ........................................................................................................................................................... $ 27,330,111
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 3,192,629
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 8.97
Class R1 — Net assets ......................................................................................................................................................... $ 325,781
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 36,299
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 8.91
Class R4 — Net assets ......................................................................................................................................................... $ 46,983
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 5,274
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 8.92
Class R5 — Net assets ......................................................................................................................................................... $ 3,030,150
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 339,641
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.96
Class S — Net assets ............................................................................................................................................................ $ 6,360,936
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 709,821
Amounts in thousands
(>)     Investments in affiliated funds $ 72,037
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 7
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 2,861
Expenses
Advisory fees ................................................................................................................................................................... 141
Administrative fees .......................................................................................................................................................... 33
Custodian fees .................................................................................................................................................................. 43
Distribution fees - Class A ............................................................................................................................................... 88
Distribution fees - Class C ............................................................................................................................................... 234
Distribution fees - Class R5 ............................................................................................................................................. 8
Transfer agent fees - Class A ........................................................................................................................................... 70
Transfer agent fees - Class C ........................................................................................................................................... 62
Transfer agent fees - Class R1 ......................................................................................................................................... 1
Transfer agent fees - Class R4 ......................................................................................................................................... 4
Transfer agent fees - Class R5 ......................................................................................................................................... 7
Transfer agent fees - Class S ............................................................................................................................................ 13
Professional fees .............................................................................................................................................................. 37
Registration fees ............................................................................................................................................................... 91
Shareholder servicing fees - Class C ............................................................................................................................... 78
Shareholder servicing fees - Class R4 ............................................................................................................................. 5
Shareholder servicing fees - Class R5 ............................................................................................................................. 8
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 15
Expenses before reductions .............................................................................................................................................. 956
Expense reductions .......................................................................................................................................................... (322)
Net expenses ................................................................................................................................................................................
634
Net investment income (loss) .......................................................................................................................................................
2,227
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (26 9 )
Capital gain distributions from affiliated funds ............................................................................................................... 31 7
Net realized gain (loss) ................................................................................................................................................................
4 8
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 8,219
Net change in unrealized appreciation (depreciation) ................................................................................................................. 8,219
Net realized and unrealized gain (loss) ........................................................................................................................................ 8,26 7
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 10,49 4

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
8 Conservative Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 2,227 $ 1,905
Net realized gain (loss) ....................................................................................................................... 4 8 (5,848)
Net change in unrealized appreciation (depreciation) ........................................................................ 8,219 5,964
Net increase (decrease) in net assets from operations .............................................................................. 10,49 4 2,021
Distributions
To shareholders
Class A .......................................................................................................................................... (1,07 8 ) (879)
Class C .......................................................................................................................................... (779) (663)
Class R1 ........................................................................................................................................ (11) (10)
Class R4 ........................................................................................................................................ (55) (72)
Class R5 ........................................................................................................................................ (93) (87)
Class S .......................................................................................................................................... (206) (225)
Net decrease in net assets from distributions ............................................................................................ (2,22 2 ) (1,936)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (14,930) (15,761)
Total Net Increase (Decrease) in Net Assets ........................................................................
(6,65 8 ) (15,676)
Net Assets
Beginning of period .................................................................................................................................. 78,618 94,294
End of period .............................................................................................................................................
$ 71,960 $ 78,618

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 9
55
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 338 $ 2,982 531 $ 4,441
Proceeds from reinvestment of distributions 123 1,073 107 874
Payments for shares redeemed (778) (6,742) (890) (7,401)
Net increase (decrease)
(317) (2,687) (252) (2,086)
Class C
Proceeds from shares sold 149 1,264 228 1,855
Proceeds from reinvestment of distributions 91 776 83 657
Payments for shares redeemed (1,205) (10,183) (1,262) (10,171)
Net increase (decrease)
(965) (8,143) (951) (7,659)
Class R1
Proceeds from shares sold 7 57 8 69
Proceeds from reinvestment of distributions 1 11 1 10
Payments for shares redeemed (16) (138) (18) (155)
Net increase (decrease)
(8) (70) (9) (76)
Class R4
Proceeds from shares sold 16 131 40 336
Proceeds from reinvestment of distributions 6 9 71
Payments for shares redeemed (328) (2,876) (161) (1,346)
Net increase (decrease)
(306) (2,690) (112) (939)
Class R5
Proceeds from shares sold 34 296 63 533
Proceeds from reinvestment of distributions 11 93 11 87
Payments for shares redeemed (104) (912) (199) (1,682)
Net increase (decrease)
(59) (523) (125) (1,062)
Class S
Proceeds from shares sold 119 1,069 67 574
Proceeds from reinvestment of distributions 23 205 27 223
Payments for shares redeemed (239) (2,091) (559) (4,736)
Net increase (decrease)
(97) (817) (465) (3,939)
Total increase (decrease)
(1,752) $ (14,930) (1,914) $ (15,761)

Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2024 7 .96 .27 .87 1 .14 ( .27) — —
October 31, 2023 8 .00 .19 ( .04) .15 ( .19) — —
October 31, 2022 10 .32 .28 (1 .88) (1 .60) ( .26) ( .45) ( .01)
October 31, 2021 9 .65 .15 .72 .87 ( .16) ( .04) —
October 31, 2020 9 .85 .18 ( .10) .08 ( .19) ( .09) —
Class C
October 31, 2024 7 .73 .20 .84 1 .04 ( .21) — —
October 31, 2023 7 .78 .13 ( .04) .09 ( .14) — —
October 31, 2022 10 .07 .22 (1 .85) (1 .63) ( .20) ( .45) ( .01)
October 31, 2021 9 .47 .08 .70 .78 ( .14) ( .04) —
October 31, 2020 9 .71 .11 ( .11)
— (Ɵ)
( .15) ( .09) —
Class R1
October 31, 2024 8 .08 .31 .87 1 .18 ( .29) — —
October 31, 2023 8 .12 .23 ( .05) .18 ( .22) — —
October 31, 2022 10 .45 .40 (1 .99) (1 .59) ( .27) ( .45) ( .02)
October 31, 2021 9 .75 .21 .69 .90 ( .16) ( .04) —
October 31, 2020 9 .94 .21 ( .11) .10 ( .20) ( .09) —
Class R4
October 31, 2024 7 .98 .30 .82 1 .12 ( .19) — —
October 31, 2023 8 .03 .21 ( .06) .15 ( .20) — —
October 31, 2022 10 .35 .31 (1 .91) (1 .60) ( .26) ( .45) ( .01)
October 31, 2021 9 .67 .17 .71 .88 ( .16) ( .04) —
October 31, 2020 9 .87 .18 ( .10) .08 ( .19) ( .09) —
Class R5
October 31, 2024 8 .04 .26 .87 1 .13 ( .25) — —
October 31, 2023 8 .08 .20 ( .06) .14 ( .18) — —
October 31, 2022 10 .42 .28 (1 .92) (1 .64) ( .24) ( .45) ( .01)
October 31, 2021 9 .75 .14 .72 .86 ( .15) ( .04) —
October 31, 2020 9 .96 .15 ( .10) .05 ( .17) ( .09) —
Class S
October 31, 2024 8 .07 .29 .88 1 .17 ( .28) — —
October 31, 2023 8 .11 .23 ( .06) .17 ( .21) — —
October 31, 2022 10 .44 .32 (1 .92) (1 .60) ( .27) ( .45) ( .01)
October 31, 2021 9 .75 .18 .71 .89 ( .16) ( .04) —
October 31, 2020 9 .94 .20 ( .10) .10 ( .20) ( .09) —

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 11
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(
≠
)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(
≠
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
( .27) 8 .83 14 .37 34,866 .93 .52 3 .11 6
( .19) 7 .96 1 .86 33,933 .91 .49 2 .33 35
( .72) 8 .00 (16 .58) 36,149 .86 .49 3 .14 8
( .20) 10 .32 9 .05 50,481 .84 .49 1 .50 51
( .28) 9 .65 .76 49,281 .84 .49 1 .89 52
( .21) 8 .56 13 .52 27,330 1 .68 1 .27 2 .39 6
( .14) 7 .73 1 .09 32,126 1 .66 1 .24 1 .65 35
( .66) 7 .78 (17 .21) 39,763 1 .61 1 .24 2 .48 8
( .18) 10 .07 8 .25 61,402 1 .59 1 .24 .78 51
( .24) 9 .47 ( —) 69,247 1 .59 1 .24 1 .14 52
( .29) 8 .97 14 .72 326 .68 .20 3 .48 6
( .22) 8 .08 2 .13 358 .66 .17 2 .76 35
( .74) 8 .12 (16 .26) 432 .60 .17 4 .21 8
( .20) 10 .45 9 .36 1,994 .59 .17 2 .05 51
( .29) 9 .75 1 .03 3,442 .59 .17 2 .12 52
( .19) 8 .91 14 .10 47 .95 .46 3 .45 6
( .20) 7 .98 1 .79 2,486 .91 .42 2 .53 35
( .72) 8 .03 (16 .49) 3,399 .86 .42 3 .40 8
( .20) 10 .35 9 .15 6,251 .84 .42 1 .62 51
( .28) 9 .67 .78 6,461 .84 .42 1 .88 52
( .25) 8 .92 14 .16 3,030 1 .18 .70 2 .93 6
( .18) 8 .04 1 .65 3,206 1 .16 .67 2 .33 35
( .70) 8 .08 (16 .73) 4,231 1 .11 .67 3 .10 8
( .19) 10 .42 8 .90 6,087 1 .09 .67 1 .38 51
( .26) 9 .75 .53 6,510 1 .09 .67 1 .59 52
( .28) 8 .96 14 .61 6,361 .68 .33 3 .34 6
( .21) 8 .07 2 .00 6,509 .66 .30 2 .73 35
( .73) 8 .11 (16 .36) 10,320 .61 .30 3 .53 8
( .20) 10 .44 9 .21 20,922 .59 .30 1 .77 51
( .29) 9 .75 .95 22,557 .59 .30 2 .04 52

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Administrative fees $ 2,672
Distribution fees 26,448
Shareholder servicing fees 6,761
Transfer agent fees 7,681
Trustee fees 213
$ 43,775
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 1,560 $ 131 $ 628 $ (92) $ 463 $ 1,434 $ 35 $ —
Multifactor U.S. Equity Fund 7,800 700 3,481 418 1,704 7,141 72 284
U.S. Small Cap Equity Fund 1,542 244 737 18 367 1,434 11 33
Investment Grade Bond Fund 14,192 682 2,770 36 857 12,997 541 —
Long Duration Bond Fund 7,092 423 1,602 (267) 839 6,485 249 —
Opportunistic Credit Fund 1,578 104 370 11 121 1,444 83 —
Short Duration Bond Fund 7,887 583 1,498 34 215 7,221 305 —
Strategic Bond Fund 26,029 1,465 5,025 (613) 1,964 23,820 1,195 —
Emerging Markets Fund 1,572 139 585 51 252 1,429 43 —
Global Equity Fund 1,563 81 619 33 372 1,430 23 —
Multifactor International Equity
Fund 1,570 133 538 75 196 1,436 56 —
Multi-Strategy Income Fund 6,310 301 1,741 27 869 5,766 248 —
$ 78,695 $ 4,986 $ 19,594 $ (269) $ 8,219 $ 72,037 $ 2,861 $ 317
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 69,974,683 $ 2,917,363 $ (855,275) $ 2,062,088 $ 4,766 $ (6,409,740)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Distributions
in Excess
$ 2,222,4 25 $ — $ — $ 1,905,403 $ — $ 30,742

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 13
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
14 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 127,313 3,919
Domestic Equities - 17.0%
Multifactor U.S. Equity Fund Class Y 981,704 19,045
U.S. Small Cap Equity Fund Class Y 115,251 3,276
22,321
Fixed Income - 52.2%
Investment Grade Bond Fund Class Y 1,366,687 25,188
Long Duration Bond Fund Class Y 813,751 6,502
Opportunistic Credit Fund Class Y 308,710 2,661
Short Duration Bond Fund Class Y 354,004 6,662
Strategic Bond Fund Class Y 3,060,909 27,732
68,745
International Equities - 19.9%
Emerging Markets Fund Class Y 152,585 2,572
Global Equity Fund Class Y 1,917,440 20,325
Multifactor International Equity Fund Class Y 303,165 3,250
26,147
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 1,074,461 10,562
Total Investments in Affiliated Funds
(cost $117,931) 131,694
Total Investments - 100.1%
(identified cost $117,931) 131,694
Other Assets and Liabilities, Net - (0.1)%
(108)
Net Assets - 100.0%
131,586

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 15
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 117,931
Investments, at fair value(>) ........................................................................................................................................................
131,694
Receivables:
Fund shares sold ............................................................................................................................................................... 5
From affiliates .................................................................................................................................................................. 8
Total assets ...............................................................................................................................................................
131,707
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 1
Fund shares redeemed ...................................................................................................................................................... 3
Accrued fees to affiliates .................................................................................................................................................. 71
Other accrued expenses .................................................................................................................................................... 46
Total liabilities ...........................................................................................................................................................
121
Net Assets ...............................................................................................................................................................
$ 131,586

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Moderate Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 4,0 49
Shares of beneficial interest .........................................................................................................................................................
139
Additional paid-in capital ............................................................................................................................................................
127,39 8
Net Assets ...............................................................................................................................................................
$ 131,586
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.57
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.15
Class A — Net assets ........................................................................................................................................................... $ 68,913,135
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 7,201,834
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.13
Class C — Net assets ........................................................................................................................................................... $ 38,975,732
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 4,268,070
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 9.73
Class R1 — Net assets ......................................................................................................................................................... $ 1,233,229
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 126,738
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 9.62
Class R4 — Net assets ......................................................................................................................................................... $ 236,272
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 24,564
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 9.58
Class R5 — Net assets ......................................................................................................................................................... $ 3,869,909
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 404,149
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.69
Class S — Net assets ............................................................................................................................................................ $ 18,357,861
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 1,894,109
Amounts in thousands
(>)     Investments in affiliated funds $ 131,694
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 4,295
Expenses
Advisory fees ................................................................................................................................................................... 252
Administrative fees .......................................................................................................................................................... 59
Custodian fees .................................................................................................................................................................. 42
Distribution fees - Class A ............................................................................................................................................... 171
Distribution fees - Class C ............................................................................................................................................... 322
Distribution fees - Class R5 ............................................................................................................................................. 10
Transfer agent fees - Class A ........................................................................................................................................... 137
Transfer agent fees - Class C ........................................................................................................................................... 86
Transfer agent fees - Class R1 ......................................................................................................................................... 2
Transfer agent fees - Class R4 ......................................................................................................................................... 8
Transfer agent fees - Class R5 ......................................................................................................................................... 8
Transfer agent fees - Class S ............................................................................................................................................ 38
Professional fees .............................................................................................................................................................. 38
Registration fees ............................................................................................................................................................... 92
Shareholder servicing fees - Class C ............................................................................................................................... 107
Shareholder servicing fees - Class R4 ............................................................................................................................. 10
Shareholder servicing fees - Class R5 ............................................................................................................................. 10
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ..................................................................................................................................................................... 18
Miscellaneous .................................................................................................................................................................. 1 8
Expenses before reductions .............................................................................................................................................. 1,435
Expense reductions .......................................................................................................................................................... (446)
Net expenses ................................................................................................................................................................................
989
Net investment income (loss) .......................................................................................................................................................
3,306
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 1,051
Capital gain distributions from affiliated funds ............................................................................................................... 791
Net realized gain (loss) ................................................................................................................................................................
1,842
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 18,660
Net change in unrealized appreciation (depreciation) ................................................................................................................. 18,660
Net realized and unrealized gain (loss) ........................................................................................................................................ 20,502
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 23,808

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Moderate Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,306 $ 3,804
Net realized gain (loss) ....................................................................................................................... 1,842 (9,195)
Net change in unrealized appreciation (depreciation) ........................................................................ 18,660 10,995
Net increase (decrease) in net assets from operations .............................................................................. 23,808 5,604
Distributions
To shareholders
Class A .......................................................................................................................................... (1,751) (2,730)
Class C .......................................................................................................................................... (860) (1,738)
Class R1 ........................................................................................................................................ (35) (58)
Class R4 ........................................................................................................................................ (98) (217)
Class R5 ........................................................................................................................................ (92) (189)
Class S .......................................................................................................................................... (505) (827)
Net decrease in net assets from distributions ............................................................................................ (3,341) (5,759)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (26,115) (19,728)
Total Net Increase (Decrease) in Net Assets ........................................................................
(5,648) (19,883)
Net Assets
Beginning of period .................................................................................................................................. 137,234 157,117
End of period .............................................................................................................................................
$ 131,586 $ 137,234

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 19
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 480 $ 4,552 668 $ 5,741
Proceeds from reinvestment of distributions 187 1,744 327 2,719
Payments for shares redeemed (1,414) (13,040) (1,792) (15,435)
Net increase (decrease)
(747) (6,744) (797) (6,975)
Class C
Proceeds from shares sold 148 1,319 268 2,219
Proceeds from reinvestment of distributions 97 859 218 1,737
Payments for shares redeemed (1,340) (11,907) (1,471) (12,106)
Net increase (decrease)
(1,095) (9,729) (985) (8,150)
Class R1
Proceeds from shares sold 11 107 12 103
Proceeds from reinvestment of distributions 4 35 7 58
Payments for shares redeemed (49) (463) (27) (228)
Net increase (decrease)
(34) (321) (8) (67)
Class R4
Proceeds from shares sold 35 319 69 592
Proceeds from reinvestment of distributions 10 98 26 217
Payments for shares redeemed (662) (6,216) (188) (1,632)
Net increase (decrease)
(617) (5,799) (93) (823)
Class R5
Proceeds from shares sold 43 400 52 449
Proceeds from reinvestment of distributions 10 92 23 189
Payments for shares redeemed (86) (802) (252) (2,178)
Net increase (decrease)
(33) (310) (177) (1,540)
Class S
Proceeds from shares sold 102 948 307 2,661
Proceeds from reinvestment of distributions 53 504 98 822
Payments for shares redeemed (501) (4,664) (650) (5,656)
Net increase (decrease)
(346) (3,212) (245) (2,173)
Total increase (decrease)
(2,872) $ (26,115) (2,305) $ (19,728)

Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 8 .27 .24 1 .30 1 .54 ( .24) —
October 31, 2023 8 .32 .23 .05 .28 ( .22) ( .11)
October 31, 2022 11 .11 .37 (2 .09) (1 .72) ( .37) ( .70)
October 31, 2021 9 .59 .18 1 .46 1 .64 ( .12) —
October 31, 2020 10 .40 .21 ( .62) ( .41) ( .17) ( .23)
Class C
October 31, 2024 7 .91 .16 1 .24 1 .40 ( .18) —
October 31, 2023 7 .99 .16 .04 .20 ( .17) ( .11)
October 31, 2022 10 .73 .28 (1 .99) (1 .71) ( .33) ( .70)
October 31, 2021 9 .32 .10 1 .41 1 .51 ( .10) —
October 31, 2020 10 .17 .13 ( .60) ( .47) ( .15) ( .23)
Class R1
October 31, 2024 8 .40 .27 1 .32 1 .59 ( .26) —
October 31, 2023 8 .45 .26 .04 .30 ( .24) ( .11)
October 31, 2022 11 .25 .39 (2 .10) (1 .71) ( .39) ( .70)
October 31, 2021 9 .70 .22 1 .45 1 .67 ( .12) —
October 31, 2020 10 .50 .23 ( .63) ( .40) ( .17) ( .23)
Class R4
October 31, 2024 8 .29 .26 1 .25 1 .51 ( .18) —
October 31, 2023 8 .34 .22 .06 .28 ( .22) ( .11)
October 31, 2022 11 .13 .37 (2 .09) (1 .72) ( .37) ( .70)
October 31, 2021 9 .61 .19 1 .45 1 .64 ( .12) —
October 31, 2020 10 .43 .22 ( .64) ( .42) ( .17) ( .23)
Class R5
October 31, 2024 8 .28 .21 1 .31 1 .52 ( .22) —
October 31, 2023 8 .34 .23 .02 .25 ( .20) ( .11)
October 31, 2022 11 .13 .36 (2 .09) (1 .73) ( .36) ( .70)
October 31, 2021 9 .63 .15 1 .46 1 .61 ( .11) —
October 31, 2020 10 .46 .18 ( .62) ( .44) ( .16) ( .23)
Class S
October 31, 2024 8 .37 .26 1 .31 1 .57 ( .25) —
October 31, 2023 8 .42 .25 .04 .29 ( .23) ( .11)
October 31, 2022 11 .22 .41 (2 .12) (1 .71) ( .39) ( .70)
October 31, 2021 9 .68 .22 1 .44 1 .66 ( .12) —
October 31, 2020 10 .48 .23 ( .63) ( .40) ( .17) ( .23)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 21
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
( .24) 9 .57 18 .69 68,913 .82 .50 2 .56 4
( .33) 8 .27 3 .33 65,753 .83 .49 2 .69 40
(1 .07) 8 .32 (17 .00) 72,796 .81 .49 3 .87 8
( .12) 11 .11 17 .18 100,956 .80 .49 1 .70 53
( .40) 9 .59 (4 .16) 95,780 .79 .49 2 .12 52
( .18) 9 .13 17 .75 38,976 1 .57 1 .25 1 .83 4
( .28) 7 .91 2 .52 42,428 1 .58 1 .24 1 .98 40
(1 .03) 7 .99 (17 .59) 50,723 1 .56 1 .24 3 .06 8
( .10) 10 .73 16 .26 74,867 1 .55 1 .24 .94 53
( .38) 9 .32 (4 .86) 83,799 1 .54 1 .24 1 .39 52
( .26) 9 .73 19 .01 1,233 .58 .25 2 .89 4
( .35) 8 .40 3 .51 1,355 .58 .24 2 .96 40
(1 .09) 8 .45 (16 .70) 1,425 .56 .24 4 .12 8
( .12) 11 .25 17 .37 1,851 .54 .24 2 .04 53
( .40) 9 .70 (3 .95) 3,208 .54 .24 2 .31 52
( .18) 9 .62 18 .29 236 .85 .52 2 .85 4
( .33) 8 .29 3 .31 5,319 .83 .49 2 .59 40
(1 .07) 8 .34 (16 .99) 6,128 .81 .49 3 .94 8
( .12) 11 .13 17 .14 9,821 .80 .49 1 .81 53
( .40) 9 .61 (4 .25) 11,316 .79 .49 2 .24 52
( .22) 9 .58 18 .40 3,870 1 .07 .75 2 .29 4
( .31) 8 .28 2 .98 3,619 1 .08 .74 2 .69 40
(1 .06) 8 .34 (17 .13) 5,117 1 .06 .74 3 .76 8
( .11) 11 .13 16 .82 7,431 1 .05 .74 1 .41 53
( .39) 9 .63 (4 .43) 6,881 1 .04 .74 1 .81 52
( .25) 9 .69 18 .87 18,358 .57 .33 2 .76 4
( .34) 8 .37 3 .44 18,760 .58 .32 2 .88 40
(1 .09) 8 .42 (16 .81) 20,928 .56 .32 4 .30 8
( .12) 11 .22 17 .28 35,516 .55 .32 2 .07 53
( .40) 9 .68 (3 .98) 46,826 .54 .32 2 .36 52

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Administrative fees $ 4,842
Distribution fees 41,075
Shareholder servicing fees 9,329
Transfer agent fees 14,952
Trustee fees 352
$ 70,550
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 4,068 $ 163 $ 1,291 $ (204) $ 1,183 $ 3,919 $ 95 $ —
Multifactor U.S. Equity Fund 19,848 953 7,195 1,086 4,353 19,045 186 719
U.S. Small Cap Equity Fund 3,345 124 1,023 257 573 3,276 25 72
Investment Grade Bond Fund 26,181 1,210 3,868 56 1,609 25,188 1,015 —
Long Duration Bond Fund 6,860 396 1,309 (241) 796 6,502 246 —
Opportunistic Credit Fund 2,763 154 491 14 221 2,661 147 —
Short Duration Bond Fund 6,904 320 782 10 210 6,662 272 —
Strategic Bond Fund 28,961 1,644 4,392 (657) 2,176 27,732 1,352 —
Emerging Markets Fund 2,739 102 804 147 388 2,572 76 —
Global Equity Fund 21,221 369 6,816 526 5,025 20,325 319 —
Multifactor International Equity
Fund 3,430 136 912 142 454 3,250 123 —
Multi-Strategy Income Fund 11,029 456 2,510 (85) 1,672 10,562 439 —
$ 137,349 $ 6,027 $ 31,393 $ 1,051 $ 18,660 $ 131,694 $ 4,295 $ 791
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 119,460,931 $ 15,826,724 $ (3,593,981) $ 12,232,743 $ 6,627 $ (8,190,246)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 3,341,338 $ — $ — $ 3,763,753 $ 1,995,335 $ —

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 23
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
24 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.5%
Global Infrastructure Fund Class Y 1,351,777 12,950
Global Real Estate Securities Fund Class Y 517,263 15,921
28,871
Domestic Equities - 20.1%
Multifactor U.S. Equity Fund Class Y 5,493,884 106,581
U.S. Small Cap Equity Fund Class Y 787,402 22,378
128,959
Fixed Income - 31.4%
Investment Grade Bond Fund Class Y 6,268,118 115,522
Long Duration Bond Fund Class Y 3,137,078 25,065
Opportunistic Credit Fund Class Y 1,508,342 13,002
Short Duration Bond Fund Class Y 690,445 12,994
Strategic Bond Fund Class Y 3,878,907 35,143
201,726
International Equities - 36.0%
Emerging Markets Fund Class Y 1,135,659 19,147
Global Equity Fund Class Y 18,216,570 193,096
Multifactor International Equity Fund Class Y 1,782,544 19,109
231,352
Multi-Asset - 8.1%
Multi-Strategy Income Fund Class Y 5,255,603 51,663
Total Investments in Affiliated Funds
(cost $526,142) 642,571
Total Investments - 100.1%
(identified cost $526,142) 642,571
Other Assets and Liabilities, Net - (0.1)%
(458)
Net Assets - 100.0%
642,113

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 25
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 526,142
Investments, at fair value(>) ........................................................................................................................................................
642,571
Receivables:
Investments sold ............................................................................................................................................................... 469
Fund shares sold ............................................................................................................................................................... 105
Total assets ...............................................................................................................................................................
643,145
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 547
Accrued fees to affiliates .................................................................................................................................................. 402
Other accrued expenses .................................................................................................................................................... 83
Total liabilities ...........................................................................................................................................................
1,032
Net Assets ...............................................................................................................................................................
$ 642,113

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 79,147
Shares of beneficial interest .........................................................................................................................................................
606
Additional paid-in capital ............................................................................................................................................................
562,360
Net Assets ...............................................................................................................................................................
$ 642,113
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.72
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 11.37
Class A — Net assets ........................................................................................................................................................... $ 331,560,496
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 30,917,800
Net asset value per share: Class C (#) .......................................................................................................................................... $ 10.19
Class C — Net assets ........................................................................................................................................................... $ 190,013,870
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 18,642,646
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 10.98
Class R1 — Net assets ......................................................................................................................................................... $ 9,584,026
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 873,168
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 10.75
Class R4 — Net assets ......................................................................................................................................................... $ 1,835,171
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 170,716
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 10.72
Class R5 — Net assets ......................................................................................................................................................... $ 17,893,618
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 1,668,884
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.96
Class S — Net assets ............................................................................................................................................................ $ 91,226,148
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 8,324,177
Amounts in thousands
(>)     Investments in affiliated funds $ 642,571
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 27
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 16,556
Expenses
Advisory fees ................................................................................................................................................................... 1,206
Administrative fees .......................................................................................................................................................... 285
Custodian fees .................................................................................................................................................................. 35
Distribution fees - Class A ............................................................................................................................................... 829
Distribution fees - Class C ............................................................................................................................................... 1,538
Distribution fees - Class R5 ............................................................................................................................................. 42
Transfer agent fees - Class A ........................................................................................................................................... 664
Transfer agent fees - Class C ........................................................................................................................................... 410
Transfer agent fees - Class R1 ......................................................................................................................................... 19
Transfer agent fees - Class R4 ......................................................................................................................................... 30
Transfer agent fees - Class R5 ......................................................................................................................................... 34
Transfer agent fees - Class S ............................................................................................................................................ 184
Professional fees .............................................................................................................................................................. 49
Registration fees ............................................................................................................................................................... 91
Shareholder servicing fees - Class C ............................................................................................................................... 513
Shareholder servicing fees - Class R4 ............................................................................................................................. 37
Shareholder servicing fees - Class R5 ............................................................................................................................. 42
Trustees’ fees .................................................................................................................................................................... 32
Printing fees ..................................................................................................................................................................... 27
Miscellaneous .................................................................................................................................................................. 39
Expenses before reductions .............................................................................................................................................. 6,106
Expense reductions .......................................................................................................................................................... (1,119)
Net expenses ................................................................................................................................................................................
4,987
Net investment income (loss) .......................................................................................................................................................
11,569
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 8,847
Capital gain distributions from affiliated funds ............................................................................................................... 4,323
Net realized gain (loss) ................................................................................................................................................................
13,170
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 111,318
Net change in unrealized appreciation (depreciation) ................................................................................................................. 111,318
Net realized and unrealized gain (loss) ........................................................................................................................................ 124,488
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 136,057

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 11,569 $ 11,434
Net realized gain (loss) ....................................................................................................................... 13,170 (42,756)
Net change in unrealized appreciation (depreciation) ........................................................................ 111,318 70,863
Net increase (decrease) in net assets from operations .............................................................................. 136,057 39,541
Distributions
To shareholders
Class A .......................................................................................................................................... (6,165) (14,098)
Class C .......................................................................................................................................... (2,994) (8,670)
Class R1 ........................................................................................................................................ (190) (363)
Class R4 ........................................................................................................................................ (228) (1,087)
Class R5 ........................................................................................................................................ (292) (786)
Class S .......................................................................................................................................... (1,764) (3,916)
Net decrease in net assets from distributions ............................................................................................ (11,633) (28,920)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (121,099) (94,519)
Total Net Increase (Decrease) in Net Assets ........................................................................
3,325 (83,898)
Net Assets
Beginning of period .................................................................................................................................. 638,788 722,686
End of period .............................................................................................................................................
$ 642,113 $ 638,788

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 29
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,747 $ 18,330 1,609 $ 14,881
Proceeds from reinvestment of distributions 578 6,134 1,558 14,029
Payments for shares redeemed (6,586) (67,071) (6,689) (61,982)
Net increase (decrease)
(4,261) (42,607) (3,522) (33,072)
Class C
Proceeds from shares sold 610 5,943 719 6,343
Proceeds from reinvestment of distributions 297 2,989 1,009 8,658
Payments for shares redeemed (5,353) (52,555) (5,897) (52,018)
Net increase (decrease)
(4,446) (43,623) (4,169) (37,017)
Class R1
Proceeds from shares sold 78 815 62 583
Proceeds from reinvestment of distributions 18 190 39 363
Payments for shares redeemed (117) (1,240) (165) (1,561)
Net increase (decrease)
(21) (235) (64) (615)
Class R4
Proceeds from shares sold 105 1,073 231 2,152
Proceeds from reinvestment of distributions 22 228 120 1,087
Payments for shares redeemed (2,393) (24,768) (887) (8,185)
Net increase (decrease)
(2,266) (23,467) (536) (4,946)
Class R5
Proceeds from shares sold 319 3,255 223 2,055
Proceeds from reinvestment of distributions 27 292 87 786
Payments for shares redeemed (318) (3,253) (1,128) (10,501)
Net increase (decrease)
28 294 (818) (7,660)
Class S
Proceeds from shares sold 644 6,787 854 8,133
Proceeds from reinvestment of distributions 162 1,758 424 3,901
Payments for shares redeemed (1,914) (20,006) (2,461) (23,243)
Net increase (decrease)
(1,108) (11,461) (1,183) (11,209)
Total increase (decrease)
(12,074) $ (121,099) (10,292) $ (94,519)

Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
30 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2024 8.89 .20 1.83 2.03 (.20) —
October 31, 2023 8.81 .17 .29 .46 (.16) (.22)
October 31, 2022 12.40 .38 (2.25) (1.87) (.40) (1.32)
October 31, 2021 9.93 .25 2.45 2.70 (.23) —
October 31, 2020 11.08 .27 (.92) (.65) (.23) (.27)
Class C
October 31, 2024 8.48 .11 1.75 1.86 (.15) —
October 31, 2023 8.44 .09 .29 .38 (.12) (.22)
October 31, 2022 11.97 .29 (2.16) (1.87) (.34) (1.32)
October 31, 2021 9.59 .14 2.39 2.53 (.15) —
October 31, 2020 10.74 .19 (.90) (.71) (.17) (.27)
Class R1
October 31, 2024 9.09 .22 1.88 2.10 (.21) —
October 31, 2023 8.99 .20 .29 .49 (.17) (.22)
October 31, 2022 12.62 .41 (2.30) (1.89) (.42) (1.32)
October 31, 2021 10.10 .30 2.47 2.77 (.25) —
October 31, 2020 11.26 .29 (.93) (.64) (.25) (.27)
Class R4
October 31, 2024 8.93 .22 1.77 1.99 (.17) —
October 31, 2023 8.84 .16 .31 .47 (.16) (.22)
October 31, 2022 12.45 .38 (2.27) (1.89) (.40) (1.32)
October 31, 2021 9.96 .25 2.47 2.72 (.23) —
October 31, 2020 11.12 .28 (.95) (.67) (.22) (.27)
Class R5
October 31, 2024 8.90 .17 1.83 2.00 (.18) —
October 31, 2023 8.82 .16 .28 .44 (.14) (.22)
October 31, 2022 12.42 .37 (2.28) (1.91) (.37) (1.32)
October 31, 2021 9.95 .21 2.46 2.67 (.20) —
October 31, 2020 11.11 .23 (.92) (.69) (.20) (.27)
Class S
October 31, 2024 9.08 .22 1.87 2.09 (.21) —
October 31, 2023 8.98 .19 .30 .49 (.17) (.22)
October 31, 2022 12.61 .43 (2.32) (1.89) (.42) (1.32)
October 31, 2021 10.09 .29 2.48 2.77 (.25) —
October 31, 2020 11.25 .33 (.98) (.65) (.24) (.27)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 31
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
(.20) 10.72 22.84 331,560 .71 .53 1.94 3
(.38) 8.89 5.21 312,806 .73 .47 1.80 37
(1.72) 8.81 (17.35) 340,785 .74 .47 3.71 8
(.23) 12.40 27.33 469,854 .73 .47 2.09 59
(.50) 9.93 (6.10) 419,101 .73 .47 2.66 37
(.15) 10.19 21.95 190,014 1.46 1.28 1.18 3
(.34) 8.48 4.44 195,869 1.48 1.22 1.06 37
(1.66) 8.44 (18.03) 230,023 1.49 1.22 3.02 8
(.15) 11.97 26.49 345,256 1.48 1.22 1.20 59
(.44) 9.59 (6.88) 343,712 1.48 1.22 1.86 37
(.21) 10.9 8 23.15 9,584 .46 .32 2.11 3
(.39) 9.09 5.47 8,129 .48 .26 2.07 37
(1.74) 8.99 (17.21) 8,608 .49 .26 3.98 8
(.25) 12.62 27.59 12,249 .48 .26 2.49 59
(.52) 10.10 (5.88) 16,852 .48 .26 2.78 37
(.17) 10.75 22.27 1,835 .77 .61 2.20 3
(.38) 8.93 5.28 21,758 .73 .51 1.75 37
(1.72) 8.84 (17.50) 26,286 .74 .51 3.69 8
(.23) 12.45 27.40 41,735 .73 .51 2.08 59
(.49) 9.96 (6.22) 38,924 .73 .51 2.69 37
(.18) 10.72 22.47 17,894 .96 .82 1.65 3
(.36) 8.90 4.97 14,598 .98 .76 1.70 37
(1.69) 8.82 (17.64) 21,682 .99 .76 3.68 8
(.20) 12.42 26.93 32,161 .98 .76 1.79 59
(.47) 9.95 (6.41) 30,254 .98 .76 2.28 37
(.21) 10.96 23.02 91,226 .46 .38 2.09 3
(.39) 9.08 5.44 85,628 .48 .32 1.98 37
(1.74) 8.98 (17.27) 95,302 .49 .32 4.18 8
(.25) 12.61 27.56 157,073 .48 .32 2.38 59
(.51) 10.09 (5.96) 166,658 .48 .32 3.11 37

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 66,934
Administrative fees 23,705
Distribution fees 199,766
Shareholder servicing fees 45,555
Transfer agent fees 64,708
Trustee fees 1,576
$ 402,244
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,796 $ 408 $ 3,177 $ 171 $ 2,752 $ 12,950 $ 368 $ —
Global Real Estate Securities Fund 15,709 409 4,042 417 3,428 15,921 378 —
Multifactor U.S. Equity Fund 105,454 5,152 33,413 3,542 25,846 106,581 1,017 3,851
U.S. Small Cap Equity Fund 21,859 735 5,707 661 4,830 22,378 165 472
Investment Grade Bond Fund 115,329 4,721 11,967 237 7,202 115,522 4,577 —
Long Duration Bond Fund 25,592 1,009 3,623 78 2,009 25,065 937 —
Opportunistic Credit Fund 12,827 727 1,660 46 1,062 13,002 697 —
Short Duration Bond Fund 12,824 607 855 10 408 12,994 516 —
Strategic Bond Fund 35,250 1,741 3,722 (473) 2,347 35,143 1,683 —
Emerging Markets Fund 19,177 626 4,457 352 3,449 19,147 530 —
Global Equity Fund 191,821 2,913 52,572 3,508 47,426 193,096 2,907 —
Multifactor International Equity
Fund 19,192 792 4,247 604 2,768 19,109 692 —
Multi-Strategy Income Fund 51,272 2,148 9,242 (306) 7,791 51,663 2,089 —
$ 639,102 $ 21,988 $ 138,684 $ 8,847 $ 111,318 $ 642,571 $ 16,556 $ 4,323
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 533,998,839 $ 111,682,634 $ (3,110,859) $ 108,571,775 $ 37,009 $ (29,461,599)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 11,633,034 $ — $ — $ 11,332,258 $ 17,587,442 $ —

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 33
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
34 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.5%
Global Infrastructure Fund Class Y 1,286,958 12,329
Global Real Estate Securities Fund Class Y 688,186 21,183
33,512
Domestic Equities - 31.2%
Multifactor U.S. Equity Fund Class Y 5,552,756 107,723
U.S. Small Cap Equity Fund Class Y 960,045 27,285
U.S. Strategic Equity Fund Class Y 3,118,357 55,413
190,421
Fixed Income - 14.3%
Long Duration Bond Fund Class Y 2,600,747 20,780
Opportunistic Credit Fund Class Y 1,430,934 12,335
Strategic Bond Fund Class Y 6,007,945 54,432
87,547
International Equities - 41.0%
Emerging Markets Fund Class Y 1,621,255 27, 334
Global Equity Fund Class Y 16,792,030 177,995
Multifactor International Equity Fund Class Y 4,233,539 45,384
250,713
Multi-Asset - 8.1%
Multi-Asset Growth Strategy Fund Class Y 4,521,075 49,144
Total Investments in Affiliated Funds
(cost $489,507) 611,337
Total Investments - 100.1%
(identified cost $489,507) 611,337
Other Assets and Liabilities, Net - (0.1)%
(428)
Net Assets - 100.0%
610,909

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 35
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 489,507
Investments, at fair value(>) ........................................................................................................................................................
611,337
Receivables:
Investments sold ............................................................................................................................................................... 1,664
Fund shares sold ............................................................................................................................................................... 279
Total assets ...............................................................................................................................................................
613,280
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,933
Accrued fees to affiliates .................................................................................................................................................. 366
Other accrued expenses .................................................................................................................................................... 72
Total liabilities ...........................................................................................................................................................
2,371
Net Assets ...............................................................................................................................................................
$ 610,909

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
36 Growth Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 122,454
Shares of beneficial interest .........................................................................................................................................................
493
Additional paid-in capital ............................................................................................................................................................
487,962
Net Assets ...............................................................................................................................................................
$ 610,909
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 12.60
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 13.37
Class A — Net assets ........................................................................................................................................................... $ 346,435,657
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 27,496,642
Net asset value per share: Class C (#) .......................................................................................................................................... $ 11.64
Class C — Net assets ........................................................................................................................................................... $ 153,148,895
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 13,151,647
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 12.96
Class R1 — Net assets ......................................................................................................................................................... $ 4,098, 4 39
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 316,188
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 12.70
Class R4 — Net assets ......................................................................................................................................................... $ 249,946
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 19,680
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 12.59
Class R5 — Net assets ......................................................................................................................................................... $ 13,155,656
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 1,045,268
Net asset value per share: Class S (#) .......................................................................................................................................... $ 12.94
Class S — Net assets ............................................................................................................................................................ $ 93,820,490
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 7,252,682
Amounts in thousands
(>)     Investments in affiliated funds $ 611,337
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 37
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 14,070
Expenses
Advisory fees ................................................................................................................................................................... 1,142
Administrative fees .......................................................................................................................................................... 270
Custodian fees .................................................................................................................................................................. 37
Distribution fees - Class A ............................................................................................................................................... 851
Distribution fees - Class C ............................................................................................................................................... 1,227
Distribution fees - Class R5 ............................................................................................................................................. 36
Transfer agent fees - Class A ........................................................................................................................................... 680
Transfer agent fees - Class C ........................................................................................................................................... 327
Transfer agent fees - Class R1 ......................................................................................................................................... 8
Transfer agent fees - Class R4 ......................................................................................................................................... 25
Transfer agent fees - Class R5 ......................................................................................................................................... 29
Transfer agent fees - Class S ............................................................................................................................................ 200
Professional fees .............................................................................................................................................................. 57
Registration fees ............................................................................................................................................................... 91
Shareholder servicing fees - Class C ............................................................................................................................... 409
Shareholder servicing fees - Class R4 ............................................................................................................................. 3 2
Shareholder servicing fees - Class R5 ............................................................................................................................. 3 6
Trustees’ fees .................................................................................................................................................................... 30
Printing fees ..................................................................................................................................................................... 39
Miscellaneous .................................................................................................................................................................. 30
Expenses before reductions .............................................................................................................................................. 5,556
Expense reductions .......................................................................................................................................................... (967)
Net expenses ................................................................................................................................................................................
4,589
Net investment income (loss) .......................................................................................................................................................
9,481
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 13,213
Capital gain distributions from affiliated funds ............................................................................................................... 5,858
Net realized gain (loss) ................................................................................................................................................................
19,071
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 119,819
Net change in unrealized appreciation (depreciation) ................................................................................................................. 119,819
Net realized and unrealized gain (loss) ........................................................................................................................................ 138,890
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 148,371

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 9,481 $ 8,682
Net realized gain (loss) ....................................................................................................................... 19,071 (11,903)
Net change in unrealized appreciation (depreciation) ........................................................................ 119,819 48,159
Net increase (decrease) in net assets from operations .............................................................................. 148,371 44,93 8
Distributions
To shareholders
Class A .......................................................................................................................................... (5,386) (13,631)
Class C .......................................................................................................................................... (2,018) (7,579)
Class R1 ........................................................................................................................................ (67) (195)
Class R4 ........................................................................................................................................ (186) (952)
Class R5 ........................................................................................................................................ (210) (755)
Class S .......................................................................................................................................... (1,586) (5,318)
From return of capital
Class A ..........................................................................................................................................
—
(470)
Class C ..........................................................................................................................................
—
(214)
Class R1 ........................................................................................................................................
—
(5)
Class R4 ........................................................................................................................................
—
(33)
Class R5 ........................................................................................................................................
—
(21)
Class S ..........................................................................................................................................
—
(184)
Net decrease in net assets from distributions ............................................................................................ (9,453) (29,357)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (133,09 8 ) (60,714)
Total Net Increase (Decrease) in Net Assets ........................................................................
5,8 20 (45,133)
Net Assets
Beginning of period .................................................................................................................................. 605,0 89 650,222
End of period .............................................................................................................................................
$ 610,909 $ 605,0 89

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 39
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,251 $ 15,263 1,882 $ 19,529
Proceeds from reinvestment of distributions 433 5,355 1,393 14,014
Payments for shares redeemed (4,271) (50,933) (4,336) (45,272)
Net increase (decrease)
(2,587) (30,315) (1,061) (11,729)
Class C
Proceeds from shares sold 430 4,731 616 5,953
Proceeds from reinvestment of distributions 177 2,014 833 7,782
Payments for shares redeemed (3,637) (40,541) (3,945) (38,226)
Net increase (decrease)
(3,030) (33,796) (2,496) (24,491)
Class R1
Proceeds from shares sold 24 285 50 537
Proceeds from reinvestment of distributions 5 67 20 200
Payments for shares redeemed (23) (274) (243) (2,612)
Net increase (decrease)
6 78 (173) (1,875)
Class R4
Proceeds from shares sold 75 887 163 1,719
Proceeds from reinvestment of distributions 15 186 98 985
Payments for shares redeemed (1,806) (22,010) (834) (8,708)
Net increase (decrease)
(1,716) (20,937) (573) (6,004)
Class R5
Proceeds from shares sold 78 917 169 1,789
Proceeds from reinvestment of distributions 17 210 78 776
Payments for shares redeemed (314) (3,825) (915) (9,580)
Net increase (decrease)
(219) (2,698) (668) (7,015)
Class S
Proceeds from shares sold 571 7,017 1,353 14,475
Proceeds from reinvestment of distributions 125 1,577 533 5,497
Payments for shares redeemed (4,569) (54,024) (2,776) (29,572)
Net increase (decrease)
(3,873) (45,430) (890) (9,600)
Total increase (decrease)
(11,419) $ (133,098) (5,861) $ (60,714)

Russell Investment Company
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
40 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2024 10 .11 .19 2 .49 2 .68 ( .19) — —
October 31, 2023 9 .90 .15 .52 .67 ( .13) ( .31) ( .02)
October 31, 2022 14 .22 .45 (2 .57) (2 .12) ( .48) (1 .72) —
October 31, 2021 10 .62 .26 3 .51 3 .77 ( .16) ( .01) —
October 31, 2020 12 .18 .28 (1 .02) ( .74) ( .22) ( .60) —
(Ɵ)
Class C
October 31, 2024 9 .39 .09 2 .30 2 .39 ( .14) — —
October 31, 2023 9 .26 .07 .49 .56 ( .11) ( .31) ( .01)
October 31, 2022 13 .48 .33 (2 .40) (2 .07) ( .43) (1 .72) —
October 31, 2021 10 .09 .12 3 .38 3 .50 ( .10) ( .01) —
October 31, 2020 11 .63 .17 ( .95) ( .78) ( .16) ( .60) —
(Ɵ)
Class R1
October 31, 2024 10 .39 .23 2 .56 2 .79 ( .22) — —
October 31, 2023 10 .14 .23 .49 .72 ( .14) ( .31) ( .02)
October 31, 2022 14 .51 .49 (2 .63) (2 .14) ( .51) (1 .72) —
October 31, 2021 10 .82 .32 3 .57 3 .89 ( .19) ( .01) —
October 31, 2020 12 .40 .31 (1 .04) ( .73) ( .25) ( .60) —
(Ɵ)
Class R4
October 31, 2024 10 .18 .25 2 .40 2 .65 ( .13) — —
October 31, 2023 9 .97 .16 .51 .67 ( .13) ( .31) ( .02)
October 31, 2022 14 .30 .49 (2 .61) (2 .12) ( .49) (1 .72) —
October 31, 2021 10 .67 .27 3 .53 3 .80 ( .16) ( .01) —
October 31, 2020 12 .24 .29 (1 .04) ( .75) ( .22) ( .60) —
(Ɵ)
Class R5
October 31, 2024 10 .11 .17 2 .49 2 .66 ( .18) — —
October 31, 2023 9 .91 .15 .50 .65 ( .13) ( .31) ( .01)
October 31, 2022 14 .24 .47 (2 .62) (2 .15) ( .46) (1 .72) —
October 31, 2021 10 .63 .23 3 .53 3 .76 ( .14) ( .01) —
October 31, 2020 12 .20 .24 (1 .01) ( .77) ( .20) ( .60) —
(Ɵ)
Class S
October 31, 2024 10 .37 .27 2 .51 2 .78 ( .21) — —
October 31, 2023 10 .13 .19 .52 .71 ( .14) ( .31) ( .02)
October 31, 2022 14 .50 .51 (2 .65) (2 .14) ( .51) (1 .72) —
October 31, 2021 10 .81 .31 3 .57 3 .88 ( .18) ( .01) —
October 31, 2020 12 .39 .29 (1 .02) ( .73) ( .25) ( .60) —
(Ɵ)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 41
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
( .19) 12 .60 26 .58 346,436 .72 .57 1 .59 3
( .46) 10 .11 6 .85 304,194 .74 .55 1 .45 30
(2 .20) 9 .90 (17 .53) 308,433 .74 .55 3 .98 10
( .17) 14 .22 35 .55 421,040 .74 .57 1 .97 61
( .82) 10 .62 (6 .60) 349,360 .74 .57 2 .50 40
( .14) 11 .64 25 .49 153,149 1 .47 1 .32 .81 3
( .43) 9 .39 6 .14 151,867 1 .49 1 .30 .69 30
(2 .15) 9 .26 (18 .22) 173,038 1 .49 1 .30 3 .11 10
( .11) 13 .48 34 .70 247,152 1 .49 1 .32 .94 61
( .76) 10 .09 (7 .33) 226,670 1 .49 1 .32 1 .67 40
( .22) 12 .96 26 .86 4,098 .47 .27 1 .87 3
( .47) 10 .39 7 .21 3,220 .49 .25 2 .15 30
(2 .23) 10 .14 (17 .29) 4,899 .49 .25 4 .24 10
( .20) 14 .51 35 .98 6,672 .49 .27 2 .39 61
( .85) 10 .82 (6 .35) 6,931 .49 .27 2 .80 40
( .13) 12 .70 26 .12 250 .73 .52 2 .10 3
( .46) 10 .18 6 .82 17,676 .74 .50 1 .51 30
(2 .21) 9 .97 (17 .48) 23,014 .74 .50 4 .28 10
( .17) 14 .30 35 .72 45,566 .74 .52 2 .05 61
( .82) 10 .67 (6 .60) 41,098 .74 .52 2 .58 40
( .18) 12 .59 26 .32 13,156 .97 .77 1 .39 3
( .45) 10 .11 6 .63 12,777 .99 .75 1 .42 30
(2 .18) 9 .91 (17 .71) 19,144 .99 .75 4 .14 10
( .15) 14 .24 35 .44 29,994 .99 .77 1 .73 61
( .80) 10 .63 (6 .86) 23,354 .99 .77 2 .26 40
( .21) 12 .94 26 .88 93,820 .47 .32 2 .21 3
( .47) 10 .37 7 .10 115,355 .49 .30 1 .77 30
(2 .23) 10 .13 (17 .34) 121,694 .49 .30 4 .38 10
( .19) 14 .50 35 .98 168,847 .49 .32 2 .31 61
( .85) 10 .81 (6 .40) 145,026 .49 .32 2 .60 40

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 21,313
Administrative fees 22,646
Distribution fees 178,419
Shareholder servicing fees 36,487
Transfer agent fees 105,770
Trustee fees 1,471
$ 366,106
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,140 $ 351 $ 2,943 $ 163 $ 2,618 $ 12,329 $ 351 $ —
Global Real Estate Securities Fund 20,859 553 5,361 (857) 5,989 21,183 494 —
Multifactor U.S. Equity Fund 105,965 4,994 32,593 9,096 20,261 107,723 1,031 3,961
U.S. Small Cap Equity Fund 26,561 930 6,883 797 5,880 27,285 207 590
U.S. Strategic Equity Fund 54,602 2,432 16,549 1,474 13,454 55,413 1,125 1,307
Long Duration Bond Fund 21,191 779 2,950 96 1,664 20,780 765 —
Opportunistic Credit Fund 12,229 663 1,604 38 1,009 12,335 662 —
Strategic Bond Fund 54,852 2,618 5,962 (909) 3,833 54,432 2,597 —
Emerging Markets Fund 27,261 780 6,079 421 4,951 27,334 766 —
Global Equity Fund 175,398 2,730 46,590 2,377 44,080 177,995 2,721 —
Multifactor International Equity
Fund 45,408 1,674 9,645 545 7,402 45,384 1,673 —
Multi-Asset Growth Strategy Fund 48,719 1,678 9,903 (28) 8,678 49,144 1,678 —
$ 605,185 $ 20,182 $ 147,062 $ 13,213 $ 119,819 $ 611,337 $ 14,070 $ 5,858
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 497,035,775 $ 123,584,792 $ (9,283,895) $ 114,300,897 $ 248,436 $ 7,904,310
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 9,452,947 $ — $ — $ 8,080,202 $ 20,350,120 $ 927,154

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 43
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — October 31, 2024
See accompanying notes which are an integral part of the financial statements.
44 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 6.4%
Global Infrastructure Fund Class Y 650,947 6,236
Global Real Estate Securities Fund Class Y 442,202 13,611
19,847
Domestic Equities - 36.3%
Multifactor U.S. Equity Fund Class Y 3,222,941 62,525
U.S. Small Cap Equity Fund Class Y 591,281 16,804
U.S. Strategic Equity Fund Class Y 1,847,735 32,835
112,164
Fixed Income - 4.4%
Long Duration Bond Fund Class Y 930,797 7,437
Opportunistic Credit Fund Class Y 721,295 6,218
13,655
International Equities - 44.9%
Emerging Markets Fund Class Y 1,091,860 18,409
Global Equity Fund Class Y 8,496,451 90,062
Multifactor International Equity Fund Class Y 2,828,267 30,319
138,790
Multi-Asset - 8.1%
Multi-Asset Growth Strategy Fund Class Y 2,283,286 24,819
Total Investments in Affiliated Funds
(cost $250,378) 309,275
Total Investments - 100.1%
(identified cost $250,378) 309,275
Other Assets and Liabilities, Net - (0.1)%
(215)
Net Assets - 100.0%
309,060

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 45
Statement of Assets and Liabilities — October 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 250,378
Investments, at fair value(>) ........................................................................................................................................................
309,275
Receivables:
Investments sold ............................................................................................................................................................... 303
Fund shares sold ............................................................................................................................................................... 65
Total assets ...............................................................................................................................................................
309,643
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 350
Accrued fees to affiliates .................................................................................................................................................. 180
Other accrued expenses .................................................................................................................................................... 53
Total liabilities ...........................................................................................................................................................
583
Net Assets ...............................................................................................................................................................
$ 309,060

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
46 Equity Growth Strategy Fund
Statement of Assets and Liabilities, continued — October 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 51,683
Shares of beneficial interest .........................................................................................................................................................
209
Additional paid-in capital ............................................................................................................................................................
257,168
Net Assets ...............................................................................................................................................................
$ 309,060
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 15.54
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 16.49
Class A — Net assets ........................................................................................................................................................... $ 157,803,711
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 10,152,917
Net asset value per share: Class C (#) .......................................................................................................................................... $ 13.07
Class C — Net assets ........................................................................................................................................................... $ 86,956,554
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 6,652,713
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 15.82
Class R1 — Net assets ......................................................................................................................................................... $ 2,593,407
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 163,980
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 15.18
Class R4 — Net assets ......................................................................................................................................................... $ 646,771
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 42,606
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 14.81
Class R5 — Net assets ......................................................................................................................................................... $ 4,388,104
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 296,258
Net asset value per share: Class S (#) .......................................................................................................................................... $ 15.74
Class S — Net assets ............................................................................................................................................................ $ 56,671,378
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 3,599,803
Amounts in thousands
(>)     Investments in affiliated funds $ 309,275
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 47
Statement of Operations — For the Period Ended October 31, 2024
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 5,913
Expenses
Advisory fees ................................................................................................................................................................... 559
Administrative fees .......................................................................................................................................................... 132
Custodian fees .................................................................................................................................................................. 40
Distribution fees - Class A ............................................................................................................................................... 382
Distribution fees - Class C ............................................................................................................................................... 669
Distribution fees - Class R5 ............................................................................................................................................. 12
Transfer agent fees - Class A ........................................................................................................................................... 306
Transfer agent fees - Class C ........................................................................................................................................... 178
Transfer agent fees - Class R1 ......................................................................................................................................... 5
Transfer agent fees - Class R4 ......................................................................................................................................... 11
Transfer agent fees - Class R5 ......................................................................................................................................... 10
Transfer agent fees - Class S ............................................................................................................................................ 112
Professional fees .............................................................................................................................................................. 45
Registration fees ............................................................................................................................................................... 92
Shareholder servicing fees - Class C ............................................................................................................................... 223
Shareholder servicing fees - Class R4 ............................................................................................................................. 14
Shareholder servicing fees - Class R5 ............................................................................................................................. 12
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ..................................................................................................................................................................... 25
Miscellaneous .................................................................................................................................................................. 22
Expenses before reductions .............................................................................................................................................. 2,864
Expense reductions .......................................................................................................................................................... (577)
Net expenses ................................................................................................................................................................................
2,287
Net investment income (loss) .......................................................................................................................................................
3,626
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 3,422
Capital gain distributions from affiliated funds ............................................................................................................... 3,099
Net realized gain (loss) ................................................................................................................................................................
6,521
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 65,185
Net change in unrealized appreciation (depreciation) ................................................................................................................. 65,185
Net realized and unrealized gain (loss) ........................................................................................................................................ 71,706
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 75,332

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
48 Equity Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,626 $ 3,767
Net realized gain (loss) ....................................................................................................................... 6,521 (10,270)
Net change in unrealized appreciation (depreciation) ........................................................................ 65,185 28,103
Net increase (decrease) in net assets from operations .............................................................................. 75,332 21,600
Distributions
To shareholders
Class A .......................................................................................................................................... (1,827) (5,598)
Class C .......................................................................................................................................... (870) (4,286)
Class R1 ........................................................................................................................................ (33) (115)
Class R4 ........................................................................................................................................ (67) (372)
Class R5 ........................................................................................................................................ (55) (285)
Class S .......................................................................................................................................... (760) (2,320)
From return of capital
Class A .......................................................................................................................................... — (145)
Class C .......................................................................................................................................... — (82)
Class R1 ........................................................................................................................................ — (3)
Class R4 ........................................................................................................................................ — (10)
Class R5 ........................................................................................................................................ — (6)
Class S .......................................................................................................................................... — (62)
Net decrease in net assets from distributions ............................................................................................ (3,612) (13,284)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (36,835) (18,825)
Total Net Increase (Decrease) in Net Assets ........................................................................
34,885 (10,509)
Net Assets
Beginning of period .................................................................................................................................. 274,175 284,684
End of period .............................................................................................................................................
$ 309,060 $ 274,175

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 49
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2024 and October 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 375 $ 5,518 841 $ 10,723
Proceeds from reinvestment of distributions 120 1,814 474 5,707
Payments for shares redeemed (1,129) (16,551) (935) (11,762)
Net increase (decrease)
(634) (9,219) 380 4,668
Class C
Proceeds from shares sold 391 4,747 403 4,312
Proceeds from reinvestment of distributions 68 861 429 4,355
Payments for shares redeemed (1,575) (19,441) (1,992) (21,345)
Net increase (decrease)
(1,116) (13,833) (1,160) (12,678)
Class R1
Proceeds from shares sold 17 247 32 414
Proceeds from reinvestment of distributions 2 33 10 118
Payments for shares redeemed (27) (380) (87) (1,127)
Net increase (decrease)
(8) (100) (45) (595)
Class R4
Proceeds from shares sold 62 896 62 764
Proceeds from reinvestment of distributions 5 67 33 382
Payments for shares redeemed (660) (9,631) (178) (2,194)
Net increase (decrease)
(593) (8,668) (83) (1,048)
Class R5
Proceeds from shares sold 31 442 102 1,264
Proceeds from reinvestment of distributions 4 55 26 291
Payments for shares redeemed (118) (1,660) (326) (3,930)
Net increase (decrease)
(83) (1,163) (198) (2,375)
Class S
Proceeds from shares sold 460 6,792 512 6,445
Proceeds from reinvestment of distributions 49 755 194 2,367
Payments for shares redeemed (762) (11,399) (1,226) (15,609)
Net increase (decrease)
(253) (3,852) (520) (6,797)
Total increase (decrease)
(2,687) $ (36,835) (1,626) $ (18,825)

Russell Investment Company
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
50 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
October 31, 2024 12.23 .20 3.29 3.49 (.18) — —
October 31, 2023 11.90 .19 .69 .88 (.16) (.38) (.01)
October 31, 2022 15.88 .59 (3.18) (2.59) (.56) (.83) —
October 31, 2021 11.52 .27 4.23 4.50 (.14) — —
October 31, 2020 13.16 .32 (1.39) (1.07) (.30) (.27) —
Class C
October 31, 2024 10.34 .06 2.79 2.85 (.12) — —
October 31, 2023 10.17 .07 .60 .67 (.11) (.38) (.01)
October 31, 2022 13.81 .37 (2.68) (2.31) (.50) (.83) —
October 31, 2021 10.07 .02 3.80 3.82 (.08) — —
October 31, 2020 11.59 .16 (1.17) (1.01) (.24) (.27) —
Class R1
October 31, 2024 12.43 .25 3.35 3.60 (.21) — —
October 31, 2023 12.06 .24 .71 . 95 (.18) (.38) (.02)
October 31, 2022 16.08 .66 (3.25) (2.59) (.60) (.83) —
October 31, 2021 11.66 .38 4.21 4.59 (.17) — —
October 31, 2020 13.31 .35 (1.38) (1.03) (.35) (.27) —
Class R4
October 31, 2024 11.95 .27 3.10 3.37 (.14) — —
October 31, 2023 11.63 .19 .69 . 88 (.17) (.38) (.01)
October 31, 2022 15.55 .62 (3.14) (2.52) (.57) (.83) —
October 31, 2021 11.29 .26 4.15 4.41 (.15) — —
October 31, 2020 12.91 .32 (1.36) (1.04) (.31) (.27) —
Class R5
October 31, 2024 11.68 .18 3.11 3.29 (.16) — —
October 31, 2023 11.38 .17 .67 .8 4 (.15) (.38) (.01)
October 31, 2022 15.26 .49 (3.00) (2.51) (.54) (.83) —
October 31, 2021 11.08 .19 4.11 4.30 (.12) — —
October 31, 2020 12.68 .26 (1.30) (1.04) (.29) (.27) —
Class S
October 31, 2024 12.38 .24 3.32 3.56 (.20) — —
October 31, 2023 12.02 .23 .70 .93 (.17) (.38) (.02)
October 31, 2022 16.02 .68 (3.26) (2.58) (.59) (.83) —
October 31, 2021 11.62 .32 4.25 4.57 (.17) — —
October 31, 2020 13.27 .43 (1.48) (1.05) (.33) (.27) —

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 51
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
(.18) 15.54 28.55 157,804 .75 .57 1.36 4
(.55) 12.23 7.53 131,965 .77 .54 1.48 35
(1.39) 11.90 (17.79) 123,791 .77 .55 4.34 10
(.14) 15.88 39.19 161,572 .77 .57 1.85 66
(.57) 11.52 (8.24) 132,157 .78 .57 2.68 42
(.12) 13.07 27.62 86,957 1.50 1.32 .48 4
(.50) 10.34 6.74 80,364 1.52 1.29 .62 35
(1.33) 10.17 (18.39) 90,793 1.52 1.30 3.15 10
(.08) 13.81 38.02 125,995 1.52 1.32 .14 66
(.51) 10.07 (8.93) 108,096 1.53 1.32 1.54 42
(.21) 15.82 28.99 2,593 .50 .24 1.71 4
(.58) 12.43 7.99 2,142 .52 .21 1.90 35
(1.43) 12.06 (17.57) 2,629 .52 .22 4.80 10
(.17) 16.08 39.55 3,145 .52 .24 2.56 66
(.62) 11.66 (7.90) 5,005 .53 .24 2.93 42
(.14) 15.18 28.26 647 .78 .51 1.91 4
(.56) 11.95 7.69 7,597 .77 .46 1.58 35
(1.40) 11.63 (17.73) 8,362 .77 .47 4.67 10
(.15) 15.55 39.19 14,544 .77 .49 1.82 66
(.58) 11.29 (8.16) 12,609 .78 .49 2.75 42
(.16) 14.81 28.25 4,388 1.00 .74 1.26 4
(.54) 11.68 7.48 4,425 1.02 .71 1.38 35
(1.37) 11.38 (17.98) 6,567 1.02 .72 3.78 10
(.12) 15.26 38.94 7,713 1.02 .74 1.37 66
(.56) 11.08 (8.38) 6,605 1.03 .74 2.39 42
(.20) 15.74 28.80 56,671 .50 .32 1.61 4
(.57) 12.38 7.88 47,682 .52 .29 1.80 35
(1.42) 12.02 (17.57) 52,542 .52 .30 4.96 10
(.17) 16.02 39.45 78,256 .52 .32 2.17 66
(.60) 11.62 (8.03) 71,250 .52 .32 3.52 42

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
52 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2024 and October 31, 2023, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 3,298
Administrative fees 11,411
Distribution fees 91,960
Shareholder servicing fees 20,002
Transfer agent fees 53,186
Trustee fees 565
$ 180,422
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 5,515 $ 545 $ 1,146 $ 55 $ 1,267 $ 6,236 $ 171 $ —
Global Real Estate Securities Fund 12,241 1,415 3,168 (478) 3,601 13,611 321 —
Multifactor U.S. Equity Fund 54,934 2,681 11,242 1,771 14,381 62,525 572 2,069
U.S. Small Cap Equity Fund 14,784 1,078 2,909 207 3,644 16,804 116 333
U.S. Strategic Equity Fund 28,870 1,333 5,729 603 7,758 32,835 613 697
Long Duration Bond Fund 6,868 909 905 17 548 7,437 272 —
Opportunistic Credit Fund 5,526 717 523 6 492 6,218 315 —
Emerging Markets Fund 16,495 966 2,480 105 3,323 18,409 464 —
Global Equity Fund 79,593 1,250 12,994 1,002 21,211 90,062 1,242 —
Multifactor International Equity
Fund 27,489 1,163 3,334 257 4,744 30,319 1,017 —
Multi-Asset Growth Strategy Fund 22,053 1,324 2,651 (123) 4,216 24,819 810 —
$ 274,368 $ 13,381 $ 47,081 $ 3,422 $ 65,185 $ 309,275 $ 5,913 $ 3,099
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 253,041,737 $ 56,404,037 $ (171,114) $ 56,232,923 $ 14,142 $ (4,564,623)
October 31, 2024 October 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 3,611,947 $ — $ — $ 3,453,301 $ 9,522,018 $ 308,256

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 53
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — October 31, 2024
54 Notes to Financial Highlights
(ƥ) Average daily shares outstanding were used for this calculation.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services,
LLC (“RIFUS”).
(Ɵ) Less than $.01 per share.
(≠) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — October 31, 2024
Notes to Financial Statements 55
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 30 different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the twelve months ended October 31, 2024.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIC funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained at russellinvestments.com. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of October 31, 2024. The equity Underlying Funds in which the Funds may invest include the
Multifactor U.S. Equity, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor International Equity,
Global Equity and Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the
Opportunistic Credit, Long Duration Bond, Strategic Bond, Investment Grade Bond and Short Duration Bond Funds. The multi-
asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-Asset Growth Strategy
Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and Global Real
Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change a Fund’s target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. A Fund’s target strategic asset allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 18% 37% 56% 72% 81%
Fixed Income 72% 52% 31.5% 14.5% 4.5%
Multi-Asset 8% 8% 8% 8% 8%
Alternative# 2% 3% 4.5% 5.5% 6.5%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2024
56 Notes to Financial Statements
reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Board has designated RIM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment
Company Act. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying
Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, registered open-end investment companies, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated
at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments without further adjustment as a practical expedient.
As of October 31, 2024, all investments held were classified as Level 1 within the fair value hierarchy.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 57
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of October 31, 2024, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2021 through October 31,
2023, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2024
58 Notes to Financial Statements
Class Allocation
As of October 31, 2024, each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class
C, Class M, Class R1, Class R4, Class R5 and Class S. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees.
Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 59
3. Investment Transactions
Underlying Funds
During the period ended October 31, 2024, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Effective March 1, 2024, each Fund pays an annual advisory fee of 0.17% to RIM. Prior to March 1, 2024, each Fund paid an annual advisory fee of 0.20% to RIM. In addition, each Fund pays an annual administrative fee of up to 0.0425% to RIFUS based upon the average daily net assets of the Fund payable on a monthly basis. Administrative fees are assessed on total Fund net assets based on a tiered fee schedule. The following shows the total amount of each of these fees paid by the Funds for the period ended October 31, 2024:
Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:
For the Conservative Strategy Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.17% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Moderate Strategy Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
Funds Purchases Sales
Conservative Strategy Fund $ 4,985,847 $ 19,593,610
Moderate Strategy Fund 6,02 7 ,311 31,393,417
Balanced Strategy Fund 21,987 ,867 138,683,529
Growth Strategy Fund 20,181,831 147,061,748
Equity Growth Strategy Fund 13,381,392 47,081 ,438
Funds Advisory Administrative
Conservative Strategy Fund
$ 141,216 $ 33,288
Moderate Strategy Fund
251,771 59,394
Balanced Strategy Fund
1,206,495 284,894
Growth Strategy Fund
1,142, 380 269 , 735
Equity Growth Strategy Fund
558,639 132,213

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2024
60 Notes to Financial Statements
level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
From March 1, 2024 until May 31, 2024, RIM contractually agreed, until February 28, 2025, to waive 0.03% of its 0.17%
advisory fee. Effective June 1, 2024, RIM contractually agreed, until February 28, 2025, to waive 0.05% of its 0.17% advisory fee. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.099% of the average daily net assets of the Fund on an annual basis. Direct Fund level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to waive 0.13% of its 0.17% advisory fee. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM contractually agreed, until February 29, 2024, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.09% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2024, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2024 were as follows:
RIFUS has contractually agreed to waive, through February 28, 2025, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Funds Amount
Conservative Strategy Fund
$ 156,633
Moderate Strategy Fund
279,472
Balanced Strategy Fund
1,340,586
Growth Strategy Fund
1,269,248
Equity Growth Strategy Fund
622,140

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 61
As of October 31, 2024, RIM and RIFUS waived and reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for
RIC, pursuant to a distribution agreement with RIC.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the
Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the
Class A, Class C and Class R5 Shares subject to the Plan. 12b-1 distribution payments are 0.25% of the average daily net assets of a Fund’s Class A and Class R5 Shares and 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
In addition, the Investment Company has adopted shareholder services plans under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C, Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class R4 and Class R5 Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A, Class
C, Class R4 and Class R5 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A, Class C, Class R4 and Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended October 31, 2024:
Funds/Classes Waivers
Conservative Strategy Fund – Class A & C
0.08%
Conservative Strategy Fund – Class S
0.02%
Conservative Strategy Fund – Class R1, R4 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1, R4 & R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1, R4 & R5
0.06%
Growth Strategy Fund – Class R1, R4 & R5
0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5
0.08%
Funds RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 141,216 $ 118,318 $ 62,648 $ 322,182
Moderate Strategy Fund
251,771 97,300 96,494 445,565
Balanced Strategy Fund
557,333 — 561,671 1,119,004
Growth Strategy Fund
95 1 , 170 — 1 5 , 42 5 966, 59 5
Equity Growth Strategy Fund
558,639 8,47 3 10,298 577,4 1 0
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2024
62 Notes to Financial Statements
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIC, which has 30 funds, and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended October 31, 2024, the total compensation paid to the Trustees by the Russell Investments fund complex was $2,010,000.
5. Federal Income Taxes
As of October 31, 2024, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Record Ownership
As of October 31, 2024, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 12, 2025, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended October 31,
2024.
Conservative Strategy Fund $ 278 $ 9,971 $ 5,061
Moderate Strategy Fund 291 15,237 5,941
Balanced Strategy Fund 898 131,775 25,747
Growth Strategy Fund 41 171,320 28,580
Equity Growth Strategy Fund — 68,834 11,324
No Expiration
Funds Short-Term Long-Term Totals
Conservative Strategy Fund $ — $ 6,409,740 $ 6,409,740
Moderate Strategy Fund — 8,190,246 8,190,246
Balanced Strategy Fund — 29,461,599 29,461,599
Equity Growth Strategy Fund 33,640 4,530,983 4,564,623
Funds # of Shareholders %
Conservative Strategy Fund 3 70.0
Moderate Strategy Fund 2 59.6
Balanced Strategy Fund 3 69.2
Growth Strategy Fund 3 72.3
Equity Growth Strategy Fund 3 65.1

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2024
Notes to Financial Statements 63
8. Subsequent Events
At a meeting held on August 27, 2024, the Board, upon the recommendation of RIM, approved a Plan of Reclassification to reclassify Class R4 Shares of the Funds as Class R1 Shares. Effective December 11, 2024, Class R4 Shares of all Funds were reclassified as Class R1 Shares. The value of a shareholder’s investment did not change as a result of the reclassification.

Report of Independent Registered Public Accounting Firm
64 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Company and Shareholders of Conservative Strategy Fund, Moderate Strategy
Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Conservative
Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (five of the funds constituting Russell Investment Company, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October
31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
December 23, 2024
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Company
LifePoints
®
Funds
Tax Information— October 31, 2024 (Unaudited)
Tax Information 65
For the tax year ended October 31, 2024, the Funds designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2024, the Funds designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year
2024.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2024.
Pursuant to Section 853 of the Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
Conservative Strategy Fund 3.5%
Moderate Strategy Fund 8.5%
Balanced Strategy Fund 18.1%
Growth Strategy Fund 30.1%
Equity Growth Strategy Fund 41.1%
Fund Name Foreign Taxes Paid
Foreign Taxes
Paid Per Share
Foreign Source
Income
Foreign Source
Income Per Share
Conservative Strategy Fund $ 13,004 $ 0.0016 $ 80,624 $ 0.0098
Moderate Strategy Fund 24,988 0.0018 169,083 0.0121
Balanced Strategy Fund 173,947 0.0029 1,075,402 0.0177
Growth Strategy Fund 291,220 0.0059 2,187,616 0.0444
Equity Growth Strategy Fund 195,546 0.0094 1,464,447 0.0700

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts — October 31, 2024
(Unaudited)
66 Basis for Approval of Investment Advisory Contracts
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with
Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually.
The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 20, 2024 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by
RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing (i) the performance of the Funds and the Underlying
Funds over various time periods and (ii) the Funds’ and the Underlying Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds and the Underlying Funds (the “Third-Party Information”). The Third-Party Information provided performance comparisons for Class
S shares and operating expense comparisons for Class A shares of the Funds, and performance comparisons and operating expense comparisons for Class S shares of the Underlying Funds, except for the Long Duration Bond Fund, for which the Third-Party
Information showed performance comparisons for Class S since first being issued on September 11, 2023, and for Class Y shares prior to that date. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable
Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe”
in the case of performance comparisons, and the Fund’s “Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds
(“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent
Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At meetings held virtually on April 5, 2024 and April 15, 2024, the Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received to those dates. At a meeting held in person on April 22, 2024, the
Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received to that date. At a meeting held in person on April 23, 2024 (the “Agreement Information Review Meeting”), the Board, including the
Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which (i) Independent Counsel, (ii) Fund Counsel, (iii) the Chief Financial
Officer of RIM and RIM’s ultimate parent company, and (iv) the President, Chief Executive Officer and non-Independent Trustee
of the Funds, who is also a Director of RIM and the Chief Operating Officer of RIM’s ultimate parent company, were present;
(2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation
Information received to that date. On the basis of that review, at the conclusion of the Agreement Information Review Meeting, the Independent Trustees communicated additional questions and requested additional Agreement Evaluation Information. Certain additional Agreement Evaluation Information requested verbally at the Agreement Information Review Meeting was provided to the Board on May 3, 2024. On May 13, 2024, the Independent Trustees met by video conference in private session with Independent
Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information provided to date. After the conclusion of such meeting, the Independent Trustees provided follow-up comments and questions relating to the additional Agreement Evaluation Information. On May 16, 2024 and at the Agreement Evaluation Meeting, the Board

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 67
was provided with responses to the follow-up comments and questions relating to certain of the additional Agreement Evaluation
Information requested at the Agreement Information Review Meeting and subsequent thereto.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the
Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that most of the Underlying Funds (the “Manager-of-Managers Underlying
Funds”) employ a manager-of-managers method of investment and that the Manager-of-Managers Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies.
Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Manager-of-Managers
Underlying Funds and is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Manager-of-Managers Underlying Funds to RIM for its services under the RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers
Underlying Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager. The Multifactor U.S. Equity Fund,
Multifactor International Equity Fund and Long Duration Bond Fund do not employ a manager-of-managers method of investment and are instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Underlying Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target strategic asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, multi-asset and alternatives – and monitors exposure to such asset classes using analytical tools to seek to ensure that any deviations from the target strategic asset allocations are intentional and tactical. RIM periodically evaluates each Fund’s allocation between asset classes to seek to ensure that the allocations optimally match the Fund’s stated investment objectives and risk profile. RIM may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which the Funds invest from time to time. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each
Fund also has reflected the performance of RIM in managing its Underlying Funds.
Assets of each Manager-of-Managers Underlying Fund are allocated among RIM and the multiple Money Manager strategies selected by RIM for that Manager-of-Managers Underlying Fund. RIM may change a Manager-of-Managers Underlying Fund’s target strategic asset allocation to a Money Manager at any time, including by allocating no Manager-of-Managers Underlying Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Manager-of-Managers
Underlying Fund’s cash and portions of a Manager-of-Managers Underlying Fund during transitions between discretionary Money
Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash “equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Manager-
of-Managers Underlying Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
68 Basis for Approval of Investment Advisory Contracts
a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple Money
Managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the
Manager-of-Managers Underlying Funds benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and turnover from reduced trading volumes, the potential for additional commission recapture, improved portfolio efficiency and control by enabling the implementation team more options for controlling investment exposures, managing cash flows and rebalances between Money
Manager strategies, and managing Money Manager transitions. The Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the Underlying Funds, indirectly to the Funds under the RIM Agreement.
In the case of Manager-of-Managers Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Underlying Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money
Manager for a Manager-of-Managers Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Underlying Fund assigned to it by RIM in accordance with the Manager-of-Managers Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Manager-of-Managers Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Underlying Fund, RIM is responsible for, among other things, providing each Money
Manager with the investment guidelines and policies for the Manager-of-Managers Underlying Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Manager-of-Managers Underlying Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each
Manager-of-Managers Underlying Fund’s investment objective and policies; with respect to Manager-of-Managers Underlying
Funds with non-discretionary Money Managers, purchasing and selling securities for the Manager-of-Managers Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing
Manager-of-Managers Underlying Fund assets that are not allocated to Money Manager strategies; managing the Manager-of-
Managers Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money
Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money Manager with specific investment guidelines based on a Manager-of-Managers Underlying Fund’s investment program and RIM’s assessment of the Money
Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine the investment activities of Money Managers for the Manager-of-Managers Underlying Fund in a complementary fashion.
Therefore, RIM’s selection of Money Managers for a Manager-of-Managers Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Underlying Fund. In light of the foregoing, the overall performance of each Manager-of-Managers
Underlying Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Underlying Fund’s investment program, structuring the Manager-of-Managers Underlying Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-
of-Managers Underlying Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Underlying Funds by RIM and the relatively narrow portfolio management services provided to the Manager-of-Managers Underlying Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for
Money Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 69
services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Manager-of-Managers Underlying Fund’s objective taking into account
Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager
Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Underlying
Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and the Manager-of-Managers Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such
Manager-of-Managers Underlying Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds or Manager-of-Managers Underlying Funds operate. The Board further considered that
Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and
RIM’s reputation and experience in managing the structure of the Manager-of-Managers Underlying Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-
Managers Underlying Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Manager-of-Managers Underlying Fund.
In addition to these general factors relating to the structure of the Manager-of-Managers Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The advisory fee paid by the Fund or the Underlying Fund to RIM for its services under the RIM Agreement (the “Advisory
Fee”), and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of
Manager-of-Managers Underlying Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds and the Underlying Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees, any fees received for management or administration of funds in which the Underlying Funds invest their uninvested cash and securities lending cash collateral, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the Underlying Fund (excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund or the Underlying Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds and the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM who are also senior representatives of RIM’s ultimate parent company certain initiatives involving cost management and optimization efforts, potential new client relationships, initial thoughts on potential new product offerings, certain changes in senior personnel and the impact of other recent changes in Russell
Investments’ (as defined below) personnel providing services to the Funds and the Underlying Funds. The Chief Investment
Officer of Russell Investments discussed with the Board the performance of certain Funds and Underlying Funds, how RI measures

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
70 Basis for Approval of Investment Advisory Contracts
performance success, and recent investment process enhancements which were previously discussed with the Board regarding changes to the level and composition of risk of the Underlying Funds.
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The
Annual CCO Report included the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the
Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
The Board also received information from and discussed with the CCO interactions between RIM and its principal regulators over the past twelve months.
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’ employees and Hamilton Lane Advisors,
LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the
RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the
1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information
Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels, capital structure and liquidity of Russell Investments Group, Ltd., and the impact of certain changes in Russell Investments’ senior management were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Underlying Funds pursuant to the
RIM Agreement, with the actual allocation of Manager-of-Managers Underlying Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). In the management of Manager-of-Managers
Underlying Funds’ assets that are not allocated to Money Manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers Underlying Fund characteristics and invests in securities and instruments which are intended to provide the desired exposures (such as lower volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example,
RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models)
and/or index replication. For certain Underlying Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct
Management Services.” While no new direct management strategies were implemented in 2023, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 71
Management Services. Therefore, larger portions of certain Manager-of-Managers Underlying Funds may be managed directly by
RIM pursuant to the Direct Management Services.
According to RIM, for the Manager-of-Managers Underlying Funds, its portfolio managers combine Money Manager strategies and, through RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Manager-of-Managers Underlying Fund. RIM’s Direct
Management Services are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers
Underlying Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management
Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Underlying Fund assets to
Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the
Manager-of-Managers Underlying Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-Managers Underlying
Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management
Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Underlying Funds and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers
Underlying Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Underlying Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services or in connection with asset allocation programs offered by RIM, as well as changes in the allocation of Fund assets among the Underlying
Funds, may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-of-
managers exemptive order, in 2019, RIM created Money Manager “bench” lineups for certain Manager-of-Managers Underlying
Funds, whereby those Manager-of-Managers Underlying Funds have Board-approved portfolio management contracts with Money
Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the
Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Underlying Funds or RIM from the use of a
Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove Money Managers from, a
Money Manager bench lineup for Manager-of-Managers Underlying Funds, or create Money Manager bench lineups for additional
Manager-of-Managers Underlying Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds and the Manager-of-Managers Underlying Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments for Manager-of-Managers Underlying Funds were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Manager-

Russell Investment Company
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Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
72 Basis for Approval of Investment Advisory Contracts
of-Managers Underlying Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the
Manager-of-Managers Underlying Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. For such equity transactions, the Underlying Funds pay RIM’s affiliated broker dealer commission rates that are determined by an oversight committee of RIM. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliated broker dealer receives any portion of the commission. RIM noted certain enhancements in recent years to the emulation process for Manager-of-Managers Underlying Funds, including increasing the frequency of receipt of certain Money Manager model portfolios, the utilization of a risk-based portfolio dashboard and model liquidity monitoring. While RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain Money Manager equity strategies should be implemented by Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Benchmark changes for certain Underlying Funds to comply with new SEC regulations.
• Previous adjustments to the overall credit quality and risk exposures for certain fixed-income Underlying Funds to better align these
Funds with their peer group constituents which is expected to result in a higher level of differentiation between those Underlying
Funds.
• Modifications to the target strategic asset allocation of the Funds to reflect market conditions, capital market forecasts and RIM’s desired asset class exposures.
• The reduction in contractual advisory fee rates for the Funds and certain Underlying Funds for which RIM was consistently waiving advisory fees or reimbursing Fund expenses under an expense cap, and the implementation of new waivers and/or expense caps for such Funds.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement
Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.
The Board considered that, effective March 1, 2024, the contractual advisory fee rates were reduced for the Funds and certain
Underlying Funds for which RIM was consistently waiving advisory fees or reimbursing Fund expenses under an expense cap, and new waivers and/or expense caps for the Funds and certain Underlying Funds were implemented upon the expiration of the prior waivers and/or expense caps. To assist the Board’s evaluation of the Advisory Fees, Management Fees and total expenses of the Funds and the Underlying Funds, RIM provided comparisons and discussion of the Management Fees and total expenses of each Fund and Underlying Fund on an annualized pro forma basis (i.e., adjusted to reflect the changes to contractual Advisory
Fees and Advisory Fee waivers and expense caps, as applicable) relative to the management fees and total expenses of such Fund’s
Comparable Funds included in the Third-Party Information (the “Pro Forma Information”).
The Pro Forma Information included, among other things, comparisons of the Funds’ Management Fees with the management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Pro Forma Information showed, among other things, that the Balanced Strategy Fund and Equity Growth Strategy Fund each had a Management Fee which, compared with the management fees of its respective Comparable Funds on a pro forma basis, was ranked in the fourth quintile of its Expense Group for that expense component. The Management Fees for each of the other Funds ranked in the third quintile of its Expense Group, or better. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Group, and the fifth quintile represents funds with the highest management fees among funds in the Expense Group. The comparisons were based upon the latest fiscal years for the Expense Group funds and the Pro Forma Information.
In discussing the Management Fees for the Underlying Funds generally, RIM noted, among other things, that its Management Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’

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Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 73
Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margins from its relationships with the Funds and Underlying Funds increased slightly in 2023, and RIM’s 2023 pre-tax profit margins in providing investment advisory services to the Funds is modestly higher than the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted as of September 30, 2023 reflecting the prior 12 months.
RIM has expressed its view that Advisory Fees should also be considered not only in isolation, but also in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s and Underlying Fund’s
Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Group. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain Underlying
Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with RIM the Management Fees and total expense ratios of the Underlying Funds relative to their respective Comparable Funds, including the fee waivers or expense caps RIM had implemented and agreed to implement subsequently in 2024 to reduce Management Fees and/or total expenses for certain Underlying Funds, and the Underlying Funds’ Comparable Fund fee and expense trending year-
over-year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Underlying Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons of the
Underlying Funds.
With respect to the Balanced Strategy Fund and Equity Growth Strategy Fund, RIM expressed its belief that each Fund’s Management
Fee was fair and reasonable notwithstanding the Pro Forma Information comparisons, based on, and as discussed in, the Agreement
Evaluation Information.
With respect to the Balanced Strategy Fund, RIM noted the small number and variability of the constituents of the Fund’s Expense
Group. The Board considered that, after considering a request from the Independent Trustees, RIM agreed to implement an Advisory
Fee waiver for the Fund in 2024. The Board noted that, while in effect, the Advisory Fee waiver would have a beneficial effect on comparisons of the Fund’s Management Fee relative to the management fees of its Comparable Funds. The Board expressed it would continue to monitor the Fund’s fees and expenses relative to its Expense Group.
With respect to the Equity Growth Strategy Fund, the Board considered that the Fund’s Management Fee had a small variance to the third quintile of its Expense Group. RIM noted the small number of constituent funds in the Fund’s Expense Group.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Underlying Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Underlying Fund, the Board considered any Advisory Fee waivers or expense limitation arrangements that had been implemented in the past year and those proposed to be implemented in 2024. In addition, the Board, in the case of certain
Underlying Funds, considered Advisory Fee breakpoints that previously had been implemented for those Underlying Funds.
The Board also considered that the fee rates payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds in some cases are lower than the advisory fee rates paid by the Funds (including indirect expenses of investing in
Underlying Funds). The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds and the Underlying Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and

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®
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Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
74 Basis for Approval of Investment Advisory Contracts
cash flow management required for the Underlying Funds than for RIM’s and its affiliates’ institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the U.S. Securities and Exchange Commission. Accordingly,
the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Pro Forma Information showed that the total direct expenses (i.e., not including indirect expenses of the Underlying Funds) for the Balanced Strategy Fund and Equity Growth Strategy Fund each ranked in the fifth quintile of its Expense Group, and the total direct expenses for the Growth Strategy Fund ranked in the fourth quintile of its
Expense Group. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense
Group and the fifth quintile represents funds with the highest total expenses among the Expense Group funds.
With respect to the Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund, RIM expressed its belief that each Fund’s total expense ratio was fair and reasonable notwithstanding the Pro Forma Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
With respect to the Balanced Strategy Fund, RIM noted the small number and variability of the constituents of the Fund’s Expense
Group. The Board considered that, after considering a request from the Independent Trustees, RIM agreed to implement an Advisory
Fee waiver for the Fund in 2024. The Board noted that, while in effect, the Advisory Fee waiver would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds. The Board expressed it would continue to monitor the Fund’s fees and expenses relative to its Expense Group.
With respect to the Growth Strategy Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group.
With respect to the Equity Growth Strategy Fund, the Board considered the variance of the Fund’s total expenses to the third quintile of its Expense Group. RIM noted the small number of constituent funds in the Fund’s Expense Group.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and
Agreement Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund and Underlying Fund, after giving effect to any applicable fee waivers and/or expense caps for the Underlying Funds, and considering any differences in the investment strategies of their respective Comparable Funds and in light of other factors discussed above: (1) found that the Advisory Fee and
Administrative Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM and its affiliates to the Fund or Underlying Fund; (2) either found that the relative expense ratio of each Fund and
Underlying Fund was comparable to those of its Comparable Funds or took into account the factors noted above, and other factors in respect of the Underlying Funds, in considering the relative expense ratio as compared to those of its Comparable Funds; (3)
found that the other benefits and fees received by RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement
Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund and
Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by
RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including the Advisory Fee breakpoints that are in place for certain Underlying Funds; in the case of Manager-of Managers Underlying Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds supported the continuation of the RIM Agreement.
In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused upon each Fund’s performance for the 3-year period ended December 31, 2023 as most relevant, but also considered
Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Manager-of-Managers Underlying Funds, including changes in Money Managers

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Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
Basis for Approval of Investment Advisory Contracts 75
or their allocations, changes to investment strategies, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Manager-of-Managers Underlying Fund investment results.
With respect to the Conservative Strategy Fund (Class S), the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2023, and was ranked in the third quintile of its Performance Universe for the 1-year period ended on such date.
With respect to the Moderate Strategy Fund (Class S), the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2023, and was ranked in the second quintile of its Performance Universe for the 1-year period and the fifth quintile of the 5-year period ended on such date.
The performance of each of the other Funds ranked in the third quintile of its Performance Universe or better for the 3-year period ended December 31, 2023.
The Board considered RIM’s explanation that the underperformance of the Conservative Strategy Fund and the Moderate Strategy
Fund relative to their respective Comparable Funds for the 3-year period was primarily driven by asset allocation differences. RIM noted, among other things, that in comparison to the Funds’ Performance Universes, the Funds have more exposure to diversified, growth-oriented asset classes beyond traditional equities, such as global high yield debt, emerging market debt, global real estate, infrastructure, and commodities, which are included to provide diversification benefits and dampen volatility, but detracted from the
Funds’ performance in a strong equity environment over the 3-year period. The Board also considered RIM’s explanation that the
Funds’ relative overweight to non-U.S. equities versus U.S. equities negatively impacted peer-relative performance, as U.S. equities outperformed non-U.S. equities on an annualized basis during the period. RIM noted that, within fixed income, the Funds’ higher allocation to government bonds and longer duration compared to their Comparable Funds detracted from peer-relative performance.
RIM further noted that the Funds’ target strategic asset allocations were modified in 2021, with the objective of improving return potential given the current capital markets environment and capital markets forecasts, and improving asset class and performance attribution transparency. RIM also noted that it modified the target strategic asset allocation of the Funds in 2023 to reflect market conditions, capital market forecasts and RIM’s desired asset class exposures.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its
Comparable Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the
Manager-of-Managers Underlying Funds’ performance relative to their primary benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-
average consistency. Among the Manager-of-Managers Underlying Funds in which the Funds were invested as of December 31,
2023, for the 1-year period ended December 31, 2023, Opportunistic Credit Fund, Short Duration Bond Fund, Global Infrastructure
Fund, Global Real Estate Securities Fund and Multi-Strategy Income Fund outperformed their respective benchmarks; for the
3-year period ended December 31, 2023, the U.S. Small Cap Equity Fund, Global Equity Fund, Opportunistic Credit Fund and
Multi-Strategy Income Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2023, the
U.S. Small Cap Equity Fund, Opportunistic Credit Fund, Short Duration Bond Fund, Global Infrastructure Fund and Global Real
Estate Securities Fund outperformed their respective benchmarks. With respect to the Underlying Funds that are not Manager-of-
Managers Funds, for the 3-year period ended December 31, 2023, the Multifactor U.S. Equity Fund and Multifactor International
Equity Fund outperformed their respective benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact the performance of the Funds and Manager-of-Managers Underlying Funds for periods prior and subsequent to their termination. Further, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement Evaluation Information and/or prior Board meetings that have been and may be employed by
RIM in respect of certain Underlying Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance

Russell Investment Company
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Basis for Approval of Investment Advisory Contracts, continued —
(Unaudited)
76 Basis for Approval of Investment Advisory Contracts
over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and
RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the
Manager-of-Managers Underlying Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money
Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-Managers Underlying Fund would be in the best interests of the Manager-of-Managers Underlying Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers
Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying
Fund.

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — October 31, 2024 (Unaudited)
Adviser and Service Providers 77
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Kari Seabrands, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)     Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)    Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)         Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  December 27, 2024

By:      /s/ Kari Seabrands
            Kari Seabrands
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Company
Date:  December 27, 2024